                                                            File Number 33-39702
                                                                        811-6293
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 10

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 21

 Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company
                              (Exact Name of Trust)

             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653

                                 (508) 855-1000
               (Registrant's telephone number including area code)


                   Abigail M. Armstrong Secretary and Counsel
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
                (Name and complete address of agent for service)


             It is proposed that this filing will become effective:


             immediately upon filing pursuant to paragraph (b)
         ---
             on (date) pursuant to paragraph (b)
         ---
             60 days after filing pursuant to paragraph (a)(1)
         ---
          X  on April 30, 1996 pursuant to paragraph (a)(1)
         ---
             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1995 was filed on February 29, 1996.

             Cross Reference Sheet Showing Location in Prospectus of
                          Items Called for by Form N-4

Form N-4 Item No.                                      Caption in Prospectus
-----------------                                      ---------------------

1.................................................     Cover Page

2.................................................     "Special Terms"

3.................................................     "Summary"; "Annual and Transaction Expenses"

4.................................................     "Condensed Financial Information"

5.................................................     "Description of the Company, the Separate Account, the
                                                       Trust, Variable Insurance Products Fund, Variable Insurance
                                                       Products Fund II, T. Rowe Price International Series, Inc. and
                                                       Delaware Group Premium Fund, Inc."

6.................................................     "Charges and Deductions"

7.................................................     "The Variable Annuity Policies"

8.................................................     "The Variable Annuity Policies"

9.................................................     "Death Benefit"

10................................................     "Purchase Payments"; "Computation of Policy Values and
                                                       Annuity Payments"

11................................................     "Surrender"; "Partial Redemption"

12................................................     "Federal Tax Considerations"

13................................................     "Legal Matters"

14................................................     "Table of Contents of the Statement of Additional
                                                        Information"

Form N-4 Item No.                                      Caption in Statement of Additional Information
-----------------                                      ----------------------------------------------

15................................................     "Cover Page"

16................................................     "Table of Contents"

17................................................     "General Information and History"

18................................................     "Services"

19................................................     "Underwriters"

20................................................     "Underwriters"

21................................................     "Performance Information"

22................................................     "Annuity Payments"

23................................................     "Financial Statements"

                                  PROSPECTUS A
                     ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY

       Individual Variable Annuity Policies Funded through Subaccounts of
                  Separate Account VA-K Investing in Shares of
          Allmerica Investment Trust, Variable Insurance Products Fund,
  Variable Insurance Products Fund II, T. Rowe Price International Series, Inc.
                      and Delaware Group Premium Fund, Inc.

This Prospectus describes individual variable annuity policies ("Policies") offered by Allmerica Financial life Insurance and Annuity Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX
CONSIDERATIONS.") The following is a summary of information about these Policies. More detailed information can be found under the referenced captions in this Prospectus.

This Prospectus generally describes only the variable accumulation and variable annuity aspects of the Policies, except where fixed values or fixed annuity payments are specifically mentioned. Allocations to and transfers to and from the General Account of the Company are not permitted in certain states. Certain additional information about the Policies is contained in a Statement of Additional Information, dated April 30, 1996 as may be amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is listed on page __ of this Prospectus. The Statement of Additional Information is available upon request and without charge. To obtain the Statement of Additional Information, fill out and return the attached request card or contact Allmerica Financial Customer Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC. AND DELAWARE GROUP PREMIUM FUND, INC. THE HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS).

INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ITS SUBSIDIARY, ALLMERICA INVESTMENTS, INC. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE POLICIES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENTS IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                              DATED April 30, 1996

                                TABLE OF CONTENTS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................3
SPECIAL TERMS...............................................................4
SUMMARY.....................................................................5
ANNUAL AND TRANSACTION EXPENSES.............................................7
CONDENSED FINANCIAL INFORMATION............................................11
PERFORMANCE INFORMATION....................................................14
WHAT IS AN ANNUITY?........................................................16
RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY .............................16
RIGHT TO REVOKE OR SURRENDER IN SOME STATES ...............................16
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIP,
VIP II, T. ROWE AND DGPF...................................................17
VOTING RIGHTS..............................................................24
CHARGES AND DEDUCTIONS.....................................................25
        A. Contingent Deferred Sales Charge................................25
        B. Premium Taxes...................................................28
        C. Policy Fee......................................................28
        D. Annual Charge Against Separate Account Assets ..................28
THE VARIABLE ANNUITY POLICIES..............................................29
        A. Purchase Payments...............................................29
        B. Transfer Privilege..............................................30
        C. Surrender.......................................................31
        D. Partial Redemption..............................................31
        E. Death Benefit...................................................32
        F. The Spouse of the Policy Owner as Beneficiary...................33
        G. Assignment......................................................33
        H. Electing the Form of Annuity and Annuity Date ..................33
        I. Description of Variable Annuity Options.........................34
        J. Norris Decision.................................................35
        K. Computation of Policy Values and Annuity Payments...............35

FEDERAL TAX CONSIDERATIONS...................................................36
        A.   Qualified and Non-Qualified Policies............................37
        B.   Taxation of the Policies in General.............................37
        C.   Tax Withholding and Penalties...................................38
        D.   Provisions Applicable to Qualified Employee Benefit Plans.......38
        E.   Qualified Employee Pension and Profit Sharing Trusts
               and Qualified Annuity Plans ..................................39
        F.   Self-Employed Individuals.......................................39
        G.   Individual Retirement Account Plans.............................39
        H.   Simplified Employee Pensions....................................40
        I.   Public School Systems and Certain Tax-Exempt Organizations .....40
        J.   Texas Optional Retirement Program...............................40
        K.   Section 457 Plans for State Governments
               and Tax-Exempt Entities ......................................41
        L.   Non-individual Owners...........................................41
        REPORTS. . . . . . ..................................................41
CHANGES IN OPERATION OF THE SEPARATE ACCOUNTS................................41
        LEGAL MATTERS........................................................41
        FURTHER INFORMATION..................................................41
        APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT..............42
        APPENDIX B-INFORMATION APPLICABLE ONLY TO POLICY NO. A3018-91
             (AND STATE VARIATIONS)..........................................42
        APPENDIX C - EXCHANGE OFFER..........................................43


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................2
TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY..............................3
SERVICES......................................................................3
UNDERWRITERS..................................................................3
ANNUITY PAYMENTS..............................................................4
PERFORMANCE INFORMATION.......................................................5
FINANCIAL STATEMENTS..........................................................9

                                  SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:

Accumulated Value: the sum of the value of all Accumulation Units in the Subaccounts and of the value of all accumulations in the General Account of the Company then credited to the Policy, on any date before the date annuity payments are to begin.

Accumulation Unit: a measure of the Policy Owner's interest in a Subaccount before annuity payments begin.

Annuitant: the person designated in the Policy to whom the Annuity is to be paid.

Annuity Date: the date on which annuity payments begin.

Annuity Unit: a measure of the value of the periodic annuity payments under the Policy.

Fixed Amount Annuity: an Annuity providing for payments which remain fixed in amount throughout the annuity payment period.

General Account: all the assets of the Company other than those held in a Separate Account.

Separate Account: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

Subaccount: a subdivision of Separate Account VA-K. Each Subaccount available under the Policies invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund or Variable Insurance Products Fund II, a corresponding portfolio of T. Rowe Price International Series, Inc. or a corresponding series of Delaware Group Premium Fund, Inc.

Surrender Value: the Accumulated Value of the Policy minus any Policy fee and contingent deferred sales charge applicable upon surrender.

Underlying Funds: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust; High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of Variable Insurance Products Fund; the Asset Manager Portfolio of Variable Insurance Products Fund II; the International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.

Underlying Investment Companies: Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund, Inc.

Valuation Date: a day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Subaccounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Subaccounts may be materially affected.

Valuation Period:  the interval between two consecutive Valuation Dates.

Variable Annuity: an Annuity providing for payments varying in amount in accordance with the investment experience of the Growth Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                                     SUMMARY

Investment Options. The Policies permit net purchase payments to be allocated among the Subaccounts available under the Policies, which are subdivisions of Separate Account VA-K ("Separate Account"), a separate account of the Company, and, where available, a fixed interest account ("General Account") of the Company (together "accounts"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), but such registration does not involve the supervision of the management or investment practices or policies of the Separate Account by the Securities and Exchange Commission (the "SEC"). For information about the Separate Account and the Company, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIP, VIP II, T. ROWE AND DGPF." For more information about the General Account, see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Each Subaccount available under the Policies invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust, VIP, VIP II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Four of the portfolios of VIP are available under the Policies: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. One of the portfolios of VIP II is available under the Policies: the Asset Manager Portfolio. One of the portfolios of T. Rowe is available under the Policies: the International Stock Portfolio. One of the series of DGPF is available under the
Policies: the International Equity Series. Each of the Funds, Portfolios and Series available under the Policies (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.

Investment in the Subaccount. The value of each Subaccount will vary daily depending on the performance of the investments made by the respective Underlying Funds.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, VIP, VIP II, T. ROWE AND DGPF." The accompanying prospectuses of the Trust, VIP, VIP II, T. Rowe and DGPF describe the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Subaccount.

Transfers Between Accounts. Prior to the Annuity Date, the Policies permit amounts to be transferred among the Subaccounts and between the Subaccounts and the General Account, where available, subject to certain limitations described under "Transfer Privilege."

Annuity Payments. The owner of a Policy ("Policy Owner") may select variable annuity payments based on one or more of certain Subaccounts, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments. Fixed-amount annuity payments are guaranteed by the Company.

See "THE VARIABLE ANNUITY POLICIES" for information about annuity payment options, selecting the Annuity Date, and how annuity payments are calculated.

Revocation Rights. An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. In certain states any Policy owner may have special revocation rights. For more information about revocation rights, see "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO REVOKE OR SURRENDER IN SOME STATES."

Payment Minimums and Maximums. Under the Policies, purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code imposes maximum limits on contributions under qualified annuity plans.

Charges and Deductions. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

A. Contingent Deferred Sales Charge. No sales charge is deducted from purchase payments at the time the payments are made. However, depending on the length of time that the payments to which the withdrawal is attributed have remained credited under the Policy a contingent deferred sales charge of up to 8% may be assessed for a surrender, partial redemption, or election of any commutable period certain option or a noncommutable period certain for less than 10 years.

B. Annual Policy Fee. A Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted from the Accumulated Value under the Policy for administrative expense on the policy anniversary, or upon full surrender of the Policy during the year, when the Accumulated Value is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C. Premium Taxes. A deduction for State and local premium taxes, if any, may be made as described under "Premium Taxes." Premium taxes range from 0 to 3.5%.

D. Separate Account Asset Charges. A daily charge, equivalent to 1.25% per annum, is made on the value of each Subaccount at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Subaccounts.

E. Transfer Charge. The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy year will be free of charge. For the seventh and each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

F. Charges of the Underlying Fund. In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds.

Surrender or Partial Redemption. At any time before the Annuity Date, the Policy Owner has the right either to surrender the Policy in full and receive its current value, minus the Policy Fee and any applicable contingent deferred sales charge, or to redeem a portion of the Policy's value subject to certain limits and any applicable contingent deferred sales charge. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption," "Contingent Deferred Sales Charge," and "FEDERAL TAX CONSIDERATIONS."

Death  Benefit.  If the  Annuitant or Policy Owner should die before the Annuity
Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy, or (b) the sum of the gross payment(s) made under the Policy reduced proportionally to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. Upon death of a Policy Owner, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "Death Benefit."

Sales of Policies. The Policies are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies also may be purchased from certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable annuity policies. See "Sales Expense."

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Policy Owner in understanding the various costs and expenses that a Policy Owner will bear directly or indirectly under the Policies. The tables reflect charges under the Policies, expenses of the Subaccounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, in some states premium taxes may be applicable.


Policy Owner Transaction Expenses
---------------------------------

Contingent Deferred Sales Charge                    Policy Year after date of    Charge
     The charge (as a percentage of payments,          Purchase Payment
     applied  to the  amount  surrendered  in                 0-2                  8%
     excess of the amount,  if any, which may                  3                   7%
     be  surrendered  free of charge) will be                  4                   6%
     assessed upon surrender,  redemption, or                  5                   5%
     annuitization   under   any   commutable                  6                   4%
     period certain option or a noncommutable                  7                   3%
     period certain less than 10 years.                        8                   2%
                                                               9                   1%


Transfer Charge                                              None


Annual Policy Fee                                            $30
-----------------


An annual  Policy Fee,  equal to the lesser
     of $30 or 3% of  Accumulated  Value, is
     deducted  when   Accumulated   Value is
     $50,000  or  less.  The  Policy  Fee is
     waived  for   policies   issued  to and
     maintained  by the  trustee  of a 401(k)
     plan.


Separate Account Annual Expenses
--------------------------------
as a percentage of average account value)

Mortality and Expense Risk Fees                              1.25%

Separate Account Administrative Charge                       0.20%
                                                             -----

Total Annual Expenses                                        1.45%

                           Allmerica Investment Trust


                                                          Invest-
                                                            ment                                Govern-     Select
                                                            Grade       Money       Equity       ment        Int'l
                                                           Income       Market       Index       Bond       Equity
Fund Annual Expenses                       Growth Fund      Fund        Fund         Fund        Fund        Fund
--------------------                       -----------      ----        ----         ----        ----        ----
Management Fees                             0.48%          0.42%        0.31%       0.35%        0.50%       0.72%

Other Fund Expenses                         0.08%          0.16%        0.14%       0.22%        0.20%       0.78%

Total Fund Annual Expenses                  0.56%          0.58%        0.45%       0.57%        0.70%       1.50%


                                                          Select                   Select
                                            Select        Capital                   Growth       Small
                                            Aggres-      Apprecia-     Select        and          Cap
                                              sive          tion       Growth       Income       Value
Fund Annual Expenses                      Growth Fund      Fund         Fund         Fund         Fund
--------------------                      -----------      ----         ----         ----         ----
Management Fees                             1.00%          1.00%        0.85%       0.75%        0.84%

Other Fund Expenses                         0.16%          0.35%        0.18%       0.16%        0.24%

Total Fund Annual Expenses                  1.16%          1.35%        1.03%       0.91%        1.08%

Under the Management Agreement with the Trust, Allmerica Investment Management Company, Inc. ("Allmerica Investment") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and the Small Cap Value Fund would have been 1.78% and 1.09%, respectively, of average net assets. The total operating expenses of the Growth Fund, Investment Grade Income Fund, Money Market Fund and Government Bond Fund were less than their respective expense limitations throughout 1995. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to any Fund.

                        Variable Insurance Products Fund

                                    High Income      Equity-Income    Growth Portfolio  Overseas Portfolio
Portfolio Annual Expenses            Portfolio         Portfolio
-------------------------
Management Fees                        0.61%             0.52%              0.62%              0.77%

Other Portfolio Expenses               0.10%             0.06%              0.07%              0.15%
                                       -----             -----              -----              -----

Total Portfolio Annual Expenses        0.71%             0.58%*            0.69%*              0.92%

*A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.

Fidelity Management has voluntarily agreed to temporarily limit total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Equity Income Portfolio, Growth Portfolio and Overseas Portfolio to an annual rate of 1.50%, and the High Income Portfolio to an annual rate of 1.00%, of each of the Portfolio's net assets. The total operating expenses of the Portfolios were less than their respective caps in 1995.

                      Variable Insurance Products Fund II

                                                               Asset
                                                              Manager
Portfolio Annual Expenses                                    Portfolio
-------------------------                                    ---------

Management Fees                                                0.72%

Other Portfolio Expenses                                       0.08%

Total Portfolio Annual Expenses                                0.80%*

*A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.81% for the Asset Manager Portfolio.

Fidelity Management has voluntarily agreed to temporarily limit total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Asset Manager Portfolio to an annual rate of 1.25% of the Portfolio's net assets. The total operating expenses of the Asset Manager Portfolio were less than its cap in 1994.

                     T. Rowe Price International Series, Inc.

                                                                   International
                                                                       Stock
Fund Annual Expenses                                                 Portfolio
--------------------                                                 ---------

Management Fees                                                        1.05%

Other Portfolio Expenses                                               0.00%

Total Fund Annual Expenses                                             1.05%

Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.

                            Delaware Group Premium Fund

                                                           International
                                                              Equity
Fund Annual Expenses                                          Series
--------------------                                          ------

Management Fees                                                0.53%

Other Series Expenses                                          0.27%

Total Fund Annual Expenses                                     0.80%

Delaware   International   Advisers  Ltd.,   the  investment   adviser  for  the
International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the Public offering for the Series and has been extended through June 30, 1995. Without the expense limitation, in 1994 the total annual expenses of the International Equity Series would have been 1.01%.

The following Examples demonstrate the cumulative expenses which would be paid by the Policy Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each Example assumes a $1,000 investment in a Subaccount and a 5% annual return on assets. Because the expenses of the Underlying Funds differ, separate Examples are used to illustrate the expenses incurred by a Policy Owner on an investment in the various Subaccounts.

THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(a) If you surrender your policy or annuitize* under a commutable period certain option or a noncommutable period certain option of less than 10 years at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                              1 year  3 years  5 years 10 years

Growth Fund ...............................      $94     $129     $159     $246
Investment Grade Income Fund ..............      $94     $130     $160     $248
Money Market Fund .........................      $93     $126     $153     $235
Equity Index Fund .........................      $94     $130     $159     $247
Government Bond Fund ......................      $95     $134     $166     $261
Select International Equity Fund ..........     $103     $158     $206     $338
International Stock Portfolio .............      $99     $144     $184     $295
Select Aggressive Growth Fund .............     $100     $147     $189     $306
Select Capital Appreciation Fund ..........     $102     $153     $198     $324
Select Growth Fund ........................      $98     $144     $183     $293
Select Growth and Income Fund .............      $97     $140     $177     $282
Small Cap Value Fund ......................      $99     $145     $185     $298
High Income Portfolio .....................      $95     $134     $166     $262
Equity-Income Portfolio ...................      $94     $130     $160     $248
Growth Portfolio ..........................      $95     $133     $165     $260
Overseas Portfolio ........................      $97     $140     $177     $283
Asset Manager Portfolio ...................      $96     $137     $171     $271
International Equity Series ...............      $96     $137     $171     $271


(b) If you annuitize* under a life option or any noncommutble peeriod certain option of 10 years or more at the end of the applicable time period or if you do not surrender or annuitize your policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                1 year  3 years 5 years 10 years

Growth Fund ...............................      $22      $67     $114     $246
Investment Grade Income Fund ..............      $22      $67     $115     $248
Money Market Fund .........................      $21      $63     $109     $235
Equity Index Fund .........................      $22      $67     $115     $247
Government Bond Fund ......................      $23      $71     $122     $261
Select International Equity Fund ..........      $31      $95     $161     $338
International Stock Portfolio .............      $27      $81     $139     $295
Select Aggressive Growth Fund .............      $28      $85     $144     $306
Select Capital Appreciation Fund ..........      $30      $90     $154     $324
Select Growth Fund ........................      $26      $81     $138     $293
Select Growth and Income Fund .............      $25      $77     $132     $282
Small Cap Value Fund ......................      $27      $82     $141     $298
High Income Portfolio .....................      $23      $71     $122     $262
Equity-Income Portfolio ...................      $22      $67     $115     $248
Growth Portfolio ..........................      $23      $71     $121     $260
Overseas Portfolio ........................      $25      $78     $133     $283
Asset Manager Portfolio ...................      $24      $74     $127     $271
International Equity Series ...............      $24      $74     $127     $271

----------
Pursuant to requirements of the 1940 Act, the policy fee has been reflected in the Examples by a method intended to show the "average" impact of the policy fee on an investment in the Separate Account. The total policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.12%, and the amount of the policy fee is assumed to be $1.20 in the Examples. The Policy Fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to policies originally issued as part of a 401(k) plan.

* The policy fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any policy year under an option including a life contingency or under any noncommutable period certain option of 10 years or more.

                        CONDENSED FINANCIAL INFORMATION
                          SMA Life Assurance Company
                            Separate Account VA-K

                                                                        1994                 1993                   1992
                                                                        ----                 ----                   ----
Subaccount 1
Net Asset Value:

Beginning of Period ...............................                      1.236                 1.175                 1.111

End of Period .....................................                      1.221                 1.236                 1.175

Number of Units Outstanding at End of .............                    102,399                72,609                34,373
Period (in thousands)

Subaccount 2
Net Asset Value:

            Beginning of Period ...................                      1.250                 1.145                 1.073

            End of Period .........................                      1.196                 1.250                 1.145

Number of Units Outstanding at End of .............                     57,454                48,488                15,428
Period (in thousands)

Subaccount 3
Net Asset Value:

            Beginning of Period ...................                      1.051                 1.035                 1.013

            End of Period .........................                      1.077                 1.051                 1.035

Number of Units Outstanding at End of .............                     37,668                30,815                30,778
Period (in thousands)

Subaccount 4
Net Asset Value:

            Beginning of Period ...................                      1.226                 1.135                 1.074

            End of Period .........................                      1.221                 1.226                 1.135

Number of Units Outstanding at End of .............                     29,176                22,466                 9,535
Period (in thousands)

Subaccount 5
Net Asset Value:

            Beginning of Period ...................                      1.179                 1.112                 1.075

            End of Period .........................                      1.152                 1.179                 1.112

Number of Units Outstanding at End of .............                     32,519                60,265                29,844
Period (in thousands)
Subaccount 6
Net Asset Value:

            Beginning of Period ...................                      1.342                 1.139                 1.000

            End of Period .........................                      1.292                 1.342                 1.139

Number of Units Outstanding at End of .............                     54,288                26,158                 2,019
Period (in thousands)

                                                          1994                              1993                               1992
                                                          ----                              ----                               ----
Subaccount 7
Net Asset Value:

            Beginning of Period                          1.055                              1.058                              1.000

            End of Period                                1.024                              1.055                              1.058

Number of Units Outstanding at End of                   38,415                             26,064                              3,039
Period (in thousands)

Subaccount 8
Net Asset Value:

            Beginning of Period                          1.074                              0.987                              1.000

            End of Period                                1.066                              1.074                              0.987

Number of Units Outstanding at End of                   51,098                             31,846                              4,711
Period (in thousands)

Subaccount 9
Net Asset Value:

            Beginning of Period                          1.167                              1.000                               ---

            End of Period                                1.075                              1.167                               ---

Number of Units Outstanding at End of                   33,049                              9,902                               ---
Period (in thousands)

Subaccount 11
Net Asset Value:

            Beginning of Period                          1.000                               ---                                ---

            End of Period                                0.956                               ---                                ---

Number of Units Outstanding at End of                   12,530                               ---                                ---
Period (in thousands)

Subaccount 20
Net Asset Value:

            Beginning of Period                          1.129                              1.000                               ---

            End of Period                                1.143                              1.129                               ---

Number of Units Outstanding at End of                   26,924                              6,681                               ---
Period (in thousands)

Subaccount 102
Net Asset Value:

            Beginning of Period                          1.510                              1.270                              1.047

            End of Period                                1.465                              1.510                              1.270

Number of Units Outstanding at End of                   27,041                             13,583                              3,625
Period (in thousands)


Subaccount 103                                                                    1994                  1993                   1992
--------------                                                                    ----                  ----                   ----
Net Asset Value:

            Beginning of Period .................................                  1.412                 1.211                 1.051

            End of Period .......................................                  1.490                 1.412                 1.211

Number of Units Outstanding at End of ...........................                104,356                61,264                17,855
Period (in thousands)

Subaccount 104
Net Asset Value:

            Beginning of Period .................................                  1.440                 1.224                 1.135

            End of Period .......................................                  1.419                 1.440                 1.224

Number of Units Outstanding at End of ...........................                 90,717                49,136                18,253
Period (in thousands)

Subaccount 105
Net Asset Value:

            Beginning of Period .................................                  1.226                 0.906                 1.030

            End of Period .......................................                  1.230                 1.226                 0.906

Number of Units Outstanding at End of ...........................                 59,774                25,395                 6,728
Period (in thousands)

Subaccount 106
Net Asset Value:

            Beginning of Period .................................                  1.000                 --                     --

            End of Period .......................................                  0.977                 --                     --

Number of Units Outstanding at End of ...........................                 20,720                 --                     --
Period (in thousands)

*  The date of inception of Subaccounts 9 and 20 were 4/30/93 and 4/6/93,
   respectively.   Subaccounts 11 and 106 were 5/3/94, respectively.

                            PERFORMANCE INFORMATION


The Contracts were first offered to the public in 1991. However, the Company may advertise "Total Return" and "Average Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Underlying
Funds.   Both  the  total  return  and  yield  figures are based  on  historical
earnings  and  are  not  intended  to  indicate   future performance.

The "total return" of a Subaccount refers to the total of the income generated by an investment in the Subaccount and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Separate Account charges, and expressed as a percentage of the investment.

The "yield" of the Subaccount investing in the Money Market Fund of the Trust refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Subaccount's asset charges. The total return figures also reflect the $30 annual Policy Fee and the contingent deferred sales load which would be assessed if the investment were completely redeemed at the end of the specified period.

The Company may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Subaccount's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the contingent deferred sales load is NOT included in the calculation of supplemental total return.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995

                 (Assuming COMPLETE redemption of the investment)

                                                              Total Return for      Average Annual
                                                                year ended       Total Return since
       SUBACCOUNT                      NAME                      12/31/95            inception*
       ----------                      ----                      --------            ----------

      Sub-Account 1                   Growth                       -8.46%                 4.79%
      Sub-Account 2              Investment Grade                 -11.53%                4.12%
      Sub-Account 3                Money Market                    -4.74%                0.71%
      Sub-Account 4                Equity Index                    -7.58%                4.81%
      Sub-Account 5               Government Bond                  -9.49%                2.90%
      Sub-Account 6          Select Aggressive Growth             -10.89%                9.54%
      Sub-Account 7                Select Growth                  -10.09%               -1.67%
      Sub-Account 8          Select Growth and Income              -7.90%                0.17%
      Sub-Account 9               Small Cap Value                 -15.04%                0.32%
     Sub-Account 11            Select Int'l. Equity                 N/A                -11.60%
     Sub-Account 12         Select Capital Appreciation             N/A                  N/A
     Sub-Account 102                High Income                   -10.15%               10.99%
     Sub-Account 103               Equity-Income                   -1.65%               11.56%
     Sub-Account 104                  Growth                       -8.63%                9.89%
     Sub-Account 105                 Overseas                      -6.92%                5.04%
     Sub-Account 106               Asset Manager                    N/A                 -9.49%
     Sub-Account 150            International Stock                 N/A                  N/A
     Sub-Account 20            International Equity                -6.00%                4.29%


                TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995

                   (Assuming NO redemption of the investment)

                                                             Total Return for      Average Annual
                                                                year ended       Total Return since
        SUBACCOUNT                      NAME                     12/31/95            inception*
        ----------                      ----                     --------            ----------

      Sub-Account 1                    Growth                     -1.26%                6.19%
      Sub-Account 2               Investment Grade                -4.33%                5.53%
      Sub-Account 3                 Money Market                   2.46%                2.27%
      Sub-Account 4                 Equity Index                  -0.38%                6.20%
      Sub-Account 5               Government Bond                 -2.29%                4.36%
      Sub-Account 6           Select Aggressive Growth            -3.69%               11.86%
      Sub-Account 7                Select Growth                  -2.89%                1.07%
      Sub-Account 8           Select Growth and Income            -0.70%                2.85%
      Sub-Account 9               Small Cap Value                 -7.84%                4.50%
      Sub-Account 11            Select Int'l. Equity                N/A                -4.40%
      Sub-Account 12        Select Capital Appreciation             N/A                  N/A
     Sub-Account 102                High Income                   -2.95%               12.18%
     Sub-Account 103               Equity-Income                   5.55%               12.75%
     Sub-Account 104                   Growth                     -1.43%               11.12%
     Sub-Account 105                  Overseas                     0.28%                6.43%
     Sub-Account 106               Asset Manager                    N/A                -2.29%
     Sub-Account 150            International Stock                 N/A                  N/A
      Sub-Account 20            International Equity               1.20%                8.39%

* Inception  Returns  reflect  the  average  annual  total  return.  The date of inception  respecting  Subaccounts  1-5 and  102-105  was  9/3/91.  The  date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount 20 was 5/3/93. The date of inception respecting Subaccounts 12 and 150 were ________________, and ____________, respectively.

                             WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide a retirement income in the form of monthly payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner.
In the case of a "fixed" annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed annuities see APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

With a variable annuity, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

              RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Policy at any time between the date of the application and the date 10 days after receipt of the Policy and receive a refund of the entire purchase payment. In order to revoke the Policy, the Policy Owner must mail or deliver the Policy (if it has already been received), to the agent through whom the Policy was purchased, to the principal office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to any local agency of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Policy for revocation to be effective.

Within seven days the Company will return the greater of (1) the entire purchase payment, or (2) the Accumulated Value plus any amounts deducted under the Policy or by the Underlying Investment Companies for taxes, charges or fees.

The liability of the Separate Accounts under this provision is limited to the Policy Owner's Accumulated value in each Separate Account on the date of cancellation. Any additional amounts refunded to the Policy Owner will be paid by the Company.

                     RIGHT TO REVOKE OR SURRENDER IN SOME STATES

In Georgia, Idaho, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia any
Policy Owner may revoke the Policy at any time between the date of application and the date 10 days (20 days in North Dakota) after receipt of the Policy and receive a refund, as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY," above.

In all other states, a Policy Owner may surrender the Policy at any time between the date of application and the date 10 days (or longer if required under state law) after receipt of the Policy. The Company will pay to the Policy Owner an amount equal to the sum of (i) the difference between the purchase payments paid, including fees, and any amount allocated to a Separate Account and (ii) the Accumulated Value of the Policy (on the date the surrender request is received by the Company) attributable to any amount allocated to a Subaccount. This refund right applies for 30 days to California residents age 60 years or older, provided, however, that if the Policy is insured as an IRA, the refund right described under the caption "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" is applicable for the first 10 days. The refund of any purchase payments paid by check may be delayed until the check has cleared the Policy Owners bank.

The refund of any premium paid by check may be delayed until the check has cleared the Policy Owner's bank.

          DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
                         VIP, VIP II, T. ROWE AND DGPF

THE COMPANY - The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1995, the Company had over $___ billion in assets and over $___ billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995 and adopted its present name. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1995 First Allmerica and its subsidiaries (including the Company) had over $____billion in combined assets and over $___billion in life insurance in force.

THE SEPARATE ACCOUNT - Separate Account VA-K (the "Separate Account") is a separate investment account of the Company. The assets used to fund the variable portions of the Policies are set aside in the Subaccounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 18 Subaccounts available under the Policies. Each Subaccount is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Subaccount are allocated to such Subaccount, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Separate Account was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Separate Account meets the definition of "separate account" under federal securities law and is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The registration of the Separate Account and the Underlying Investment Companies does not involve the supervision by the Commission of management or investment practices or policies of the Separate Account, the Company, the Underlying Investment Companies or the Underlying Funds.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Subaccounts.

ALLMERICA  INVESTMENT  TRUST - Allmerica  Investment  Trust (the  "Trust") is an
open-end,   diversified   management  investment  company  registered  with  the
Commission under the 1940 Act.

The Trust was established by First Allmerica as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by State Mutual, the Company, or other affiliated insurance companies. Eleven investment portfolios ("Funds") are currently available under the Policies, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Certain of the Funds may not be available in all states. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such separate accounts.

Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust. Allmerica Investment has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds. See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VARIABLE INSURANCE PRODUCTS FUND - Variable Insurance Products Fund ("VIP"), managed by Fidelity Management, is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940 Act. Four of its investment portfolios are available under the Policies: High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. Fidelity Management, a registered investment adviser under the Investment
Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of VIP as part of their operating expenses pay an investment management fee to Fidelity Management. See "INVESTMENT ADVISORY SERVICES TO VIP and VIP II."

VARIABLE INSURANCE PRODUCTS FUND II - Variable Insurance Products Fund II ("VIP II"), managed by Fidelity Management (see discussion under "VARIABLE INSURANCE PRODUCTS FUND"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. Rowe Price International Series, Inc. ("T. Rowe"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming") (See "INVESTMENT ADVISORY SERVICES TO T. ROWE"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Policies: the International Stock Portfolio.

DELAWARE GROUP PREMIUM FUND, INC. - Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. One investment portfolio ("Series") is available under the Policies, the International Equity Series, which may not be available in all states.

The  investment  adviser  for  the  International   Equity  Series  is  Delaware
International Advisers Ltd. ("Delaware International"). See "INVESTMENT ADVISORY SERVICES TO DGPF."

INVESTMENT OBJECTIVES AND POLICIES - A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the Underlying Funds may be found in their respective Prospectuses, which should be read carefully before investing. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the invested objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

Subaccount 1 - invests solely in shares of the Growth Fund of the Trust. The Growth Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

Subaccount 2 - invests solely in shares of the Investment Grade Income Fund of the Trust. The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

Subaccount 3 - invests solely in shares of the Money Market Fund of the Trust. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

Subaccount 4 - invests solely in shares of the Equity Index Fund of the Trust. The Equity Index Fund seeks to provide investment results that correspond generally to the composite price and yield performance of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Index.

Subaccount 5 - invests solely in shares of the Government Bond Fund of the Trust. The Government Bond Fund has the investment objective of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities and in related options, futures and repurchase agreements.

Subaccount 6 - invests solely in shares of the Select Aggressive Growth Fund of the Trust. The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Subaccount 7 - invests solely in shares of the Select Growth Fund of the Trust. The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

Subaccount 8 - invests solely in shares of the Select Growth and Income Fund of the Trust. The select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

Subaccount 9 - invests solely in shares of the Small Cap Value Fund of the Trust. The Small Cap Value Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of smaller, faster-growing companies considered to be attractively valued in the smaller company sector of the market.

Subaccount 11 - invests solely in shares of the Select International Equity Fund of the Trust. The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Sub-Account 12 - invests solely in shares of the Select Capital Appreciation Fund of the Trust. The Select Capital Appreciation Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

Subaccount 102 - invests solely in shares of the High Income Portfolio of VIP. The High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities
(commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

Subaccount 103 - invests solely in shares of the Equity-Income Portfolio of VIP. The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

Subaccount 104 - invests solely in shares of the Growth Portfolio of VIP. The Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Subaccount 105 - invests solely in shares of the Overseas Portfolio of VIP. The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Subaccount 106 - invests solely in shares of the Asset Manager  Portfolio of VIP
II. The Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

Sub-Account 150 - invests solely in shares of the International Stock Portfolio of T. Rowe. The International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

Subaccount 20 - invests solely in shares of the International Equity Series of DGPF. The International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUBACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, VIP, VIP II, T. ROWE AND DGPF ALONG WITH THIS PROSPECTUS. THE MONEY MARKET PORTFOLIO OF VIP AND CERTAIN OTHER PORTFOLIOS OFFERED BY THE UNDERLYING INVESTMENT COMPANIES ARE NOT AVAILABLE UNDER THE POLICIES.

IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUBACCOUNTS.

In the event of a material change in the investment policy of a Subaccount or the Underlying Fund in which it invests, you will be notified of the change. If you have Policy Value in that Subaccount, the Company will transfer it without charge on written request by you to another Subaccount or to the General Account, where available. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy or (2) the receipt of the notice of your right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST - The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trust has entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Allmerica Investment"), an indirect wholly-owned subsidiary of First Allmerica, to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment.

Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the Commission, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

The Sub-Advisers for each of the Funds are as follows:

Growth Fund Miller, Anderson & Sherrerd

Investment Grade Income Fund           Allmerica Asset Management, Inc.
Money Market Fund                      Allmerica Asset Management, Inc
Equity Index Fund                      Allmerica Asset Management, Inc.
Government Bond Fund                   Allmerica Asset Management, Inc.
Select International Equity Fund       Bank of Ireland Asset Management Limited
Select Aggressive Growth Fund          Nicholas-Applegate Capital Management
Select Capital Appreciation            Janus Capital Corporation
Select Growth Fund                     United Asset Management Corporation
Select Growth and Income Fund          John A. Levin & Co., Inc.
Small Cap Value Fund                   David L. Babson & Co. Inc.

Allmerica Asset Management, Inc. is an indirect wholly owned subsidiary of the Company.

For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

                     Fund            Net Asset Value                 Rate
                     ----            ---------------                 ----

Growth                              First $50 million               0.60%
                                    $50 - 250 million               0.50%
                                    Over $250 million               0.35%

Investment Grade                    First $50 million               0.50%
Income                               $50 - 250 million              0.35%
                                     Over $250 million              0.25%

Money Market                        First $50 million               0.35%
                                    $50 - 250 million               0.25%
                                    Over $250 million               0.20%

Equity Index                        First $50 million               0.35%
                                    $50 - 250 million               0.30%
                                    Over $250 million               0.25%

Government Bond                             *                       0.50%

Select International                        *                       1.00%
Equity

Select Aggressive                           *                       1.00%
Growth

Select Capital Appreciation                 *                       1.00%

Select Growth                               *                       0.85%

Select Growth and                           *                       0.75%
Income

Small Cap Value                             *                       0.85%

* For the Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.

Allmerica Investment's fee computed for each Fund will be paid from the assets of such Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from Allmerica Investment a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

          Sub-Adviser                         Fund                   Net Asset Value             Rate
          -----------                         ----                   ---------------             ----
Miller, Anderson                 Growth                                     *                     *
& Sherrerd

Allmerica Asset Management,      Investment Grade Income                   **                   0.20%
Inc.

Allmerica Asset Management,      Money Market                              **                   0.10%
Inc.

Allmerica Asset Management,      Equity Index                              **                   0.10%
Inc.

Allmerica Asset Management,      Government Bond                           **                   0.20%
Inc.

Bank of Ireland Asset            Select Int'l Equity                First $50 million           0.45%
Management Limited                                                  Next $50 million            0.40%
                                                                    Over $100 million           0.30%

Nicholas-Applegate Capital       Select Aggressive Growth                  **                   0.60%
Management

Janus Capital Corporation        Select Capital Appreciation       First $100 million           0.60%
                                                                    Over $100 million           0.55%

United Asset Management          Select Growth                      First $50 million           0.50%
Corporation                                                         $50 - 100 million           0.45%
                                                                   $150 - 250 million           0.35%
                                                                   $250 - 350 million           0.30%
                                                                    Over $350 million           0.25%

John A. Levin & Co., Inc.        Select Growth and Income          First $100 million           0.40%
                                                                    Next $200 million           0.25%
                                                                    Over $300 million           0.30%

David L. Babson & Co.            Small Cap Value                           **                   0.50%

* Allmerica Investment will pay a fee to Miller, Anderson & Sherrerd based on the aggregate assets of the Growth Fund and certain other accounts of First Allmerica and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd, under the following schedule:

            Aggregate Average Net Assets                            Rate
            ----------------------------                            ----

                  First $50 million                                0.500%
                  $50 - 100 million                                0.375%
                 $100 - 500 million                                0.250%
                 $500 - 850 million                                0.200%
                  Over $850 million                                0.150%

** For the Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select Aggressive Growth Fund and Small Cap Value Fund, each rate applicable to the Sub- Advisers does not vary according to the level of assets in the Fund.

The Prospectus of the Trust contains additional information concerning the Funds, including information concerning additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO VIP AND VIP II - For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectuses of VIP and VIP II contain additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

VIP and VIP II Portfolios

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Equity-Income, Growth, Asset Manager and Overseas Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Equity-Income Portfolio, 0.30% for the Growth Portfolio, 0.40% for the Asset Manager Portfolio and 0.45% for the Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee of as high as 0.72% of its average net assets. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Asset Manager Portfolio may have a fee of as high as 0.92% of its average net assets. The Overseas Portfolio may have a fee of as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by Fidelity Management.

INVESTMENT ADVISORY SERVICES TO T. ROWE - The Investment Adviser for the International Stock Portfolio is Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $9 billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all- inclusive fee of 1.05% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF - Each Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series is equal to 0.75% of the average daily net assets of the Series.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Subaccounts or that the Subaccounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Subaccount, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Subaccount without notice to the Policy Owner and prior approval of the Commission and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policy Owner.

The Company also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required Commission approval, the Company may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Policy Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are also issued to separate accounts of the Company and its affiliates which issue variable life policies ("mixed funding"). Shares of the Portfolios are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. Although the Company and the Underlying Investment Companies do not currently foresee any such disadvantages to either variable life insurance Policy Owners or variable annuity Policy Owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may by appropriate endorsement change the Policy to reflect the substitution or change and will notify Policy Owners of all such changes. If the Company deems it to be in the best interest of Policy Owners, and subject to any approvals that may be required under applicable law, the Separate Account or any Subaccount(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Subaccounts or other separate accounts of the Company.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Subaccount in accordance with instructions received from Policy Owners and, after Annuity Date, from the Annuitants. Each person having a voting interest in a Subaccount will be provided with proxy materials of the Underlying Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company will also vote shares in a Subaccount that it owns and which are not attributable to Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which a Policy Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund.

During the accumulation period, the number of Underlying Fund shares attributable to each Policy Owner will be determined by dividing the dollar value of the Accumulation Units of the Subaccount credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Subaccount for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.
                             CHARGES AND DEDUCTIONS

Deductions under the Policies and charges against the assets of the Subaccounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Trust, VIP, VIP II, T. Rowe and DGPF.

A.    Contingent Deferred Sales Charge.

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a contingent deferred sales charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Policy Value is divided into three categories: (1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments not defined as New Payments; and
(3) Earnings - the amount of Policy Value in excess of all purchase payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Payments, then from New Payments. Old Payments may be withdrawn from the Policy at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

No contingent deferred sales charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992 where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals:

   All employees of First Allmerica located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in First Allmerica Companies' Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Employees' Incentive and Profit Sharing Plan or any successor plan.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of annuity contracts for the Policies. See APPENDIX C, "EXCHANGE OFFER."

Charges for Surrender and Partial Redemption. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Policy. Any Free Withdrawal Amount is deducted first as described below. Additional amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Contingent Deferred Sales Charges are as follows:


                Years from date of                   Charge as Percentage of
                Payment to date of                             New
                    Withdrawal                          Payments Withdrawn
                    ----------                          ------------------

                       0-2                                     8%
                        3                                      7%
                        4                                      6%
                        5                                      5%
                        6                                      4%
                        7                                      3%
                        8                                      2%
                        9                                      1%


The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

Free Withdrawal Amounts. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

 Where (1) is:

    The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings").

 Where (2) is:

    10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no contingent deferred sales charge was applied.

 Where (3) is:

    The amount calculated under the Company's life expectancy distribution (see "LED Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Policy Owner and Annuitant are the same individual).

For example, an 81-year-old Policy Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

 (1)    Cumulative Earnings ($1,000);

 (2)    10% of Accumulated Value ($1,500); or

 (3)    LED distribution of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will first be deducted from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Free Withdrawal Amount has been redeemed. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.)

LED Distributions. A Policy Owner who is also the Annuitant may elect to make a series of systematic withdrawals from the Policy according to a life expectancy distribution ("LED") option, by returning a properly signed LED request form to the Company's Principal Office. The LED option permits the Policy Owner to make systematic withdrawals from the Policy over his or her lifetime. The amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If a Policy Owner elects the LED option, in each policy year a fraction of the Accumulated Value is withdrawn from the Policy based on the Policy Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Policy Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value of the Policy at the beginning of the year to determine the amount to be distributed during the year. The Policy Owner may elect monthly, bimonthly, quarterly, semiannual, or annual distributions, and may terminate the LED option at any time. The Policy Owner may also elect to receive distributions under an LED option which is determined on the joint life expectancy of the Policy Owner and a beneficiary. The Company may also offer other systematic withdrawal options.

If a Policy Owner makes withdrawals under the LED distribution prior to age 59 1/2, the withdrawals may be treated by the IRS as premature distributions from the Policy. The payments would then be taxed on an "income first" basis, and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Policies in General."

Surrenders. In the case of a complete surrender, the amount received by the Policy Owner is equal to the entire Accumulated Value under the Policy, net of the applicable contingent deferred sales charge on New Payments, the Policy Fee, and any tax withholding, if applicable. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a contingent deferred sales charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable contingent deferred sales charge on New Payments.

Where a Policy Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Subaccounts as of the valuation date on which a written, signed request is received at the Company's Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "Surrender" and "Partial Redemption" under "THE VARIABLE ANNUITY POLICIES," and see "FEDERAL TAX CONSIDERATIONS."

Charge at the Time Annuity Payments Begin. If a period certain option is chosen (Option V or the comparable fixed annuity option), a contingent deferred sales charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

If an owner of a fixed annuity policy issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed policy for a Policy offered in this Prospectus. The proceeds of the fixed policy, minus any contingent deferred sales charge applicable under the fixed policy if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

Sales Expense. The Company pays sales commissions equal to 5% (4% on policies originally issued as part of a 401(k) plan) of the purchase payments to registered representatives of Allmerica Investments, Inc. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated contingent deferred sales charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policy Owners or the Separate Account. Any contingent deferred sales charges assessed on a Policy will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of contract value.

B.   Premium Taxes.

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in your Policy the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted when annuity payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C.  Policy Fee.

A Policy Fee currently is deducted on the policy anniversary date and upon full surrender of the Policy when the Accumulated Value is $50,000 or less. The Policy Fee will be the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The Policy Fee is waived for policies issued to and maintained by the Trustee of a 401(k) plan. Where policy value has been allocated to more than one account (General Account and/or one or more of the Subaccounts), a percentage of the total Policy Fee will be deducted from the Policy Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Policy Value in that account represents of the total Accumulated Value under the Policy. The deduction of the Policy Fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

D.  Annual Charges Against Separate Account Assets.

Mortality and Expense Risk Charge - The Company makes a charge of 1.25% on an annual basis of the daily value of each Subaccount's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Policies. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

Administrative Expense Charge - The Company assesses each Subaccount with a daily charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Subaccount, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy Fee (described under C. Policy Fee) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

Transfer Charge - The Company currently makes no charge for transfers. The Company guarantees that the first six transfers in a Policy Year will be free of charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for the seventh and each subsequent transfer in a Policy Year.

The Policy Owner may have automatic transfers of at least $100 a month made on a periodic basis (a) from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) to one or more of the other Subaccounts or (b) in order to reallocate Policy Value among the Subaccounts. Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. The first automatic transfer counts as one transfer towards the six transfers which are guaranteed to be free in each policy year. For more information, see "The Policy Transfer Privilege."

Other Charges - Because the Subaccounts purchase shares of the Underlying Funds, the value of the net assets of the Subaccounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The Prospectus and Statement of Additional Information of the Trust, VIP, VIP II, T. Rowe and DGPF contain additional information concerning expenses of the Underlying Funds.

                          THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by the Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers,

Inc. (NASD). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts, 01653, is indirectly wholly-owned by First Allmerica. The Policies also may be purchased from certain independent broker-dealers which are NASD members.

Policy Owners may direct any inquiries to Allmerica Financial Customer Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653.


A.  Purchase Payments.

Purchase payments are payable to the Company. The initial payment will be credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its principal office. If an application is incomplete, or does not specify how payments are to be allocated among the Accounts, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's principal office.

Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.

Generally, payments will be allocated among the Accounts according to the Policy Owner's instructions when the Policy is issued. However, to the extent permitted by state law, if the Policy is issued in Georgia, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington, West Virginia or in connection with an IRA, for the first 14 days following the date of issue, all Separate Account allocations will be held in Subaccount 3 (the Money Market Fund of the Trust). For California senior citizens age 60 and older, all Separate Account allocations will be held in Subaccount 3 for 34 days following the date of issue because of the extended California free-look right for these individuals. Thereafter, all amounts will be allocated according to the Policy Owner's instructions. The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Policy Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B.  Transfer Privilege.

At any time prior to the Annuity Date, subject to the consent of the Company, a Policy Owner may have amounts transferred among the Subaccounts or between a Subaccount and the General Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Purchase Payments," a properly completed authorization form must be on file before telephone requests will by honored.

Transfers involving the General Account are currently permitted only if:

Except  in New York and  Texas,  the  second  paragraph  under the  caption  "B:
Transfer Privilege" on page __ is deleted and the following inserted:

Effective November 1, 1995, automatic transfers may also be made from policy value allocated to the Company's General Account (a) to one or more of the Subaccounts or (b) in order to reallocate policy value among the Subaccounts. Automatic transfers from the General Account may be made on a monthly, bimonthly, or quarterly basis, provided that: (i) the amount of each monthly transfer cannot exceed 10% of policy value in the General Account as of the date of the first transfer, (ii) each bimonthly transfer cannot exceed 20% of policy value in the General Account as of the date of the first transfer,(iii) each quarterly transfer cannot exceed 25% of policy value in the General Account as of the date of the first transfer. No other transfers are permitted from the General Account except during the 30-day period beginning on each policy anniversary. During that 30 day annual "window" period, any amount (up to 100%) of policy value in the General Account may be transferred. These rules are subject to change by the Company.


In New York and Texas, the first two sentences of the above are added as the third paragraph under the caption.

The transfer privilege is subject to the consent of the Company. The Company reserves the right to impose limitations on transfers including, but not limited to: (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Subaccount following a transfer from that Subaccount, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

Currently, the Company makes no charge for transfers. The first six (6) transfers in a Policy year are guaranteed to be free of any charge. For the seventh and each subsequent transfer in a Policy year the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

C.  Surrender.

At any time prior to the Annuity Date, a Policy Owner may surrender the Policy and receive its Accumulated Value, less applicable charges ("Surrender Amount"). The Policy Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company, to the Company's Principal Office. The amount payable to the Policy Owner upon surrender will be based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Company's Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Policy is surrendered if payments have been credited to the policy during the last nine full policy years. See "CHARGES AND DEDUCTIONS." The Policy Fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies under which future annuity payments are limited to a specified period (as specified in Annuity Option V) may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Subaccount in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Policy Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted; see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

D.  Partial Redemption.

At any time prior to the Annuity Date, a Policy Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Policy Owner must file a signed, written request for redemption, satisfactory to the Company, at the Company's Principal Office. The written request must indicate the dollar amount the Policy Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Policy Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS."

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Subaccount will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Company's principal office.

Each partial redemption must be in a minimum amount of $200. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "Surrender."

After the Annuity Date, only Policies under which future variable annuity payments are limited to a specified period may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Policy Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

E.  Death Benefit.

If the Annuitant dies (or a Policy Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, the Company will pay the beneficiary a death benefit, except where the Policy continues as provided in "F. THE SPOUSE OF THE POLICY OWNER AS BENEFICIARY."

Upon death of the Annuitant (including a Policy Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Policy or (b) the total amount of gross payment(s) made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals or (c) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (b) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (b) will also be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (b) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (c) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (c) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (c) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (c) by the amount of the payment. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.)

Upon death of a Policy Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office. The death benefit is paid only on the first of any joint Policy Owner to predecease the Annuitant.

The death benefit generally will be paid to the beneficiary in one sum. However, the beneficiary may, by written request, elect one of the following options:

     (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

     (2) The death benefit may be paid in the form of a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy. Annuity benefits must begin within one year from the date of death and will be provided in accordance with the annuity options described in "THE VARIABLE ANNUITY POLICIES - I. Description of Variable Annuity Options."

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of the Annuitant's death has been received at the Company's principal office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

F.  The Spouse of the Policy Owner as Beneficiary.

The Policy Owner's spouse, if named as the beneficiary, may by written request continue the Policy in lieu of receiving the amount payable upon death of the policy Owner. Upon such election, the spouse will become the new Policy Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Policy Owner will not be entitled to continue the Policy upon such new Policy Owner's death.

G.  Assignment.

The Policies, other than those sold in connection with certain qualified plans, may be assigned by the Policy Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Policy Owner in full settlement of all liability under the Policy. The interest of the Policy Owner and of any beneficiary will be subject to any assignment.

H.  Electing the Form of Annuity and the Annuity Date.

Subject to certain restrictions  described below, the Policy Owner has the right
(1) to select the annuity option under which annuity payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Account(s) selected. To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Subaccount(s) is made each month. Since the value of an Annuity Unit in a Subaccount will reflect the investment performance of the Subaccount, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option(s) selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where future annuity payments are limited to a "period certain" (only under Option V or a comparable fixed option). Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Policy Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (a) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (b) within 10 years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Policy Owner may elect to change the Annuity Date by sending a request to the Company's Principal Office at least one month before the new Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code and the terms of qualified plans impose limitations on the age at which annuity payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Policy Owner does not elect otherwise, annuity payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


I.  Description of Variable Annuity Options.

The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the Growth Fund, the Money Market Fund, the Equity Index Fund, and/or the Select Growth and Income Fund.

The Company also provides fixed-amount annuity options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.


OPTION I--Variable Life Annuity with 120 Monthly Payments Guaranteed
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if the payee should die before 120 monthly payments have been paid, the monthly annuity payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--Variable Life Annuity
A variable annuity payable monthly only during the lifetime of the payee. It would be possible under this option for the Annuitant to receive only one annuity payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity payments if the Annuitant dies before the due date of the third annuity payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

OPTION III--Unit Refund Variable Life Annuity
A variable annuity payable monthly during the lifetime of the payee with the guarantee that if (1) exceeds (2) then monthly variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

     Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

     (2) is the number of monthly payments paid prior to the death of the payee,

OPTION IV-A--Joint and Survivor Variable Life Annuity

A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--Joint and Two-thirds Survivor Variable Life Annuity

A monthly variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each monthly payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--Period Certain Variable Annuity

A monthly variable annuity payable for a stipulated number of from one to thirty years.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Policy Owners who have elected Option V prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting Option V.

J.  Norris Decision.

In the case of Arizona Governing Committee v. Norris, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

K.  Computation of Policy Values and Annuity Payments.

The Accumulation Unit. Each net purchase payment is allocated to the account(s) selected by the Policy Owner. Allocations to the Subaccounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Subaccount. The number of Accumulation Units of each Subaccount credited to the Policy is equal to the portion of the net purchase payment allocated to the Subaccount, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Subaccount varies from Valuation Date to Valuation Date based on the investment experience of that Subaccount and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Subaccount.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Subaccount by the value of an Accumulation Unit of that Subaccount on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

Adjusted Gross Investment Rate. At each Valuation Date an adjusted gross investment rate for each Subaccount for the Valuation Period then ended is determined from the investment performance of that Subaccount. Such rate is (1) the investment income of that Subaccount for the Valuation Period, plus capital gains and minus capital losses of that Subaccount for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Subaccount's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

Net Investment Rate and Net Investment Factor. The net investment rate for a Subaccount's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Subaccount for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see "ANNUITY PAYMENTS" in the Statement of Additional Information.

The Annuity Unit. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's monthly annuity payments under a variable annuity option. The value of an Annuity Unit in each Subaccount initially was set at $1.00. The value of an Annuity Unit under a Subaccount on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Subaccount for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

Determination of the First and Subsequent Annuity Payments. The first monthly annuity payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date the first annuity payment is due. Currently, variable annuity payments are made on the first of the month based on unit values as of the 15th day of the preceding month.

The Policy provides annuity rates which determine the dollar amount of the first monthly payment under each form of annuity for each $1,000 of applied value (Accumulated Value applied under a specific annuity option to provide annuity income payments, minus any applicable premium tax). The annuity rates in the Policy are based on a modification of the 1983 Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "J. Norris Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Subaccount(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable Annuity Payments will decrease over periods when the actual net investment result of the respective Subaccount is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first monthly annuity payment under a life contingency or a noncommutable period certain option of at lease a 10 year option is determined by multiplying (1) the Accumulated Value applied under that option (after deduction for applicable contingent deferred sales charge and premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For any commutable period certain options and for a noncommutable period certain options the Surrender Value less any premium tax is applied. The dollar amount of the first monthly variable annuity payment is then divided by the value of an Annuity Unit of the selected Subaccount(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. In each subsequent month, the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.

After the first payment, the dollar amount of each monthly variable annuity payment will vary with subsequent variations in the value of the Annuity Unit of the selected Subaccount(s). The dollar amount of each fixed amount monthly annuity payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Policy Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Policy Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Policy Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service (IRS).

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER SHOULD ALWAYS BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policies, the Separate Account or the Subaccounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code ("Code"). The Company files a consolidated tax return with its parent, State Mutual, and other affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the Policy Owner, would be treated as ordinary income received or accrued by the Policy Owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of VIP and VIP II, the Portfolio of T. Rowe and the Series of DGPF will comply with the diversification requirements.

A.  Qualified and Non-Qualified Policies.

From a federal tax viewpoint there are two types of variable annuity Policies, "qualified" Policies and "non-qualified" Policies. A qualified Policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified Policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified Policy or a non-qualified Policy. For more information on the tax provisions applicable to qualified Policies, see Sections D through J, below.

B.  Taxation of the Policies in General.

The Company believes that the Policies described in this Prospectus will, with certain exceptions (see K below), be considered annuity policies under Section 72 of the Internal Revenue Code (the "Code"). This section provides for the taxation of annuities. The following discussion concerns annuities subject to
Section 72. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same Policy Owner during the same calendar year be treated as a single Policy in determining taxable distributions under Section 72(e).

With certain exceptions, any increase in the Accumulated Value of the Policy is not taxable to the Policy Owner until it is withdrawn from the Policy. If the Policy is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Policy would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Policy prior to the Annuity Date (including payments made upon the death of the Annuitant or Policy Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Policy over the taxpayer's basis (if any) in the Policy. Such amounts will be treated as income subject to federal income taxation.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Policy Owner (or, if the Policy Owner is not an individual, the death of the primary Annuitant, as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Annuitant. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Policy Owner elects to have distributions made over the Policy Owner's life expectancy, or over the joint life expectancy of the Policy Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a private letter ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's life expectancy distribution ("LED") option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal penalty tax. This private letter ruling may be applicable to a Policy Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Policy Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Policy Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Policy over the Policy Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Policy Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Policy Owner as such. However, the Policy Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the last Annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

C.  Tax Withholding and Penalties.

The Code requires withholding with respect to payments or distributions from employee benefit plans, annuities, and IRAs, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59 1/2, a Policy Owner makes a withdrawal or receives any amount under the Policy, unless the distribution is in the form of a life annuity (including life expectancy distributions). The penalty is 10% of the amount includible in income by the Policy Owner.

The tax treatment of certain partial redemptions or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether the amount redeemed or surrendered is allocable to an investment in the Policy made before or after certain dates.*

D.  Provisions Applicable to Qualified Employer Plans.

The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Policies with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Policy.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

E. Qualified Employee Pension and Profit Sharing Trusts and Qualified Annuity Plans.

When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of a lump-sum distribution as long-term capital gain and may also elect 10-year averaging instead of five-year averaging.

The Company can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

F.  Self-Employed Individuals.

The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

G.  Individual Retirement Account Plans.

Any individual who earns "compensation" (as defined in the Code and including alimony payable under a court decree) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an Individual Retirement Account or Annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity policies including the Policies offered by this Prospectus.

Contributions to the IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer. Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2, and failure to make adequate distributions at this time may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the IRS to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the IRS, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

H.  Simplified Employee Pensions.

Employees may establish simplified employee pensions ("SEPs") under Code Section 408(k) if certain requirements are met.

A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "F. Individual Retirement Account Plans."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

I.  Public School Systems and Certain Tax-Exempt Organizations.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity policies in any year do not exceed the maximum contribution permitted under the Code.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Policy Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax. The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Policy as of that date.

J.  Texas Optional Retirement Program.

Under a Code Section 403(b) annuity policy issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

K.  Section 457 Plans for State Governments and Tax-Exempt Entities.

Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33 1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Policy.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33 1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity. Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

L.  Non-individual Owners.

Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                     REPORTS

A Policy Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company will also furnish an annual report to the Policy Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

Loans (Qualified Policies Only)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all accounts. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years. When repayments are received, they will be allocated in accordance with the contract owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.


                  CHANGES IN OPERATION OF THE SEPARATE ACCOUNT

The Company  reserves the right,  subject to compliance  with applicable law, to
(1) transfer assets from any Separate Account or Subaccount to another of the Company's separate accounts or Subaccounts having assets of the same class, (2) to operate the Separate Account or any Subaccount as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Subaccount, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Subaccount, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Separate Account or of the Subaccounts. In no event will the changes described above be made without notice to Policy Owners in accordance with the 1940 Act.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party.


                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.


                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission. Allocations to and transfers to and from the General Account of the Company are not permitted in certain states.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any

Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account, where available. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. (For Policies issued on Form No. A3018-91, and state variations thereof, see APPENDIX B for special provisions.) Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

                                   PROSPECTUS B
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

            Deferred Combination Variable and Fixed Annuity Contracts
                          Funded through Subaccounts of

                  Separate Account VA-K Investing in Shares of
          Allmerica Investment Trust, Variable Insurance Products Fund,

  Variable Insurance Products Fund II, T. Rowe Price International Series, Inc.
                     and Delaware Group Premium Fund, Inc.

This prospectus describes interests under flexible premium deferred combination variable and fixed annuity contracts issued either on a group basis or as individual contracts by Allmerica Financial Life Insurance and Annuity Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are collectively referred to herein as the "Contracts." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the contract's Variable Account, known as Separate Account VA-K. The Assets of the Variable Account are divided into sub-accounts, each investing exclusively in shares of an underlying mutual fund.

In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account and during the accumulation period to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Thereafter, the interest earned on that amount is not guaranteed. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire guarantee period. If removed prior to the end of the Guarantee Period the value may be increased or decreased by a market value adjustment. Assets supporting allocation to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.

This prospectus gives prospective investors information about the contract that they should consider before investing.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF ALLMERICA INVESTMENT TRUST, VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE INTERNATIONAL SERIES, INC. AND DELAWARE GROUP PREMIUM FUND, INC. THE HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND INVESTS IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES" IN THIS PROSPECTUS). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACTS ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ITS SUBSIDIARY, ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENT IN THE CONTRACTS ARE SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

                              DATED APRIL 30, 1996

                                TABLE OF CONTENTS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL

INFORMATION..................................................................  3
SPECIAL TERMS................................................................  4
SUMMARY......................................................................  5
ANNUAL AND TRANSACTION EXPENSES..............................................  7
PERFORMANCE INFORMATION...................................................... 13
WHAT IS AN ANNUITY?.......................................................... 15
RIGHT TO REVOKE OR SURRENDER ................................................ 15

DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,

     THE TRUST, VIP, VIP II, T. ROWE AND DGPF................................ 16
VOTING RIGHTS................................................................ 23
CHARGES AND DEDUCTIONS....................................................... 23

     A.  Annual Charge Against Variable Account Assets....................... 23
     B.  Contract Fee........................................................ 24
     C.  Premium Taxes....................................................... 24
     D.  Contingent Deferred Sales Charge.................................... 25

DESCRIPTION OF CONTRACT...................................................... 28
     A.  Payments............................................................ 28
     B.  Transfer Privilege.................................................. 28
     C.  Surrender........................................................... 29
     D.  Partial Redemption.................................................. 29
     E.  Death Benefit....................................................... 30
     F.  The Spouse of the Contract Owner as Beneficiary..................... 30
     G.  Assignment.......................................................... 31
     H.  Electing the Form of Annuity and Annuity Date ...................... 31
     I.  Description of Variable Annuity Options............................. 31
     J.  Norris Decision..................................................... 32
     K.  Computation of Variable Account Values and Annuity Payments......... 32

GUARANTEED PERIOD ACCOUNTS................................................... 34
FEDERAL TAX CONSIDERATIONS................................................... 35

     A.  Qualified and Non-Qualified Contracts............................... 36
     B.  Taxation of the Contracts in General................................ 36
     C.  Tax Withholding and Penalties....................................... 36
     D.  Provisions Applicable to Qualified Employee Benefit Plans........... 37
     E.  Qualified Employee Pension and Profit Sharing Trusts
         and Qualified Annuity Plans......................................... 37
     F.  Self-Employed Individuals........................................... 37
     G.  Individual Retirement Account Plans................................. 37
     H.  Simplified Employee Pensions........................................ 38
     I.  Public School Systems and Certain Tax-Exempt Organizations ......... 38
     J.  Texas Optional Retirement Program................................... 38
     K.  Section 457 Plans for State Governments and Tax-Exempt Entities..... 39
     L.  Non-individual Owners............................................... 39
     REPORTS. . . . . . ..................................................... 39

CHANGES IN OPERATION OF THE SEPARATE ACCOUNT ................................ 39
LEGAL MATTERS................................................................ 39
FURTHER INFORMATION.......................................................... 39
APPENDIX A- MORE INFORMATION ABOUT THE FIXED ACCOUNT......................... 39
APPENDIX B- EXCHANGE OFFER................................................... 40




                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................... 2
TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY.............................. 2
SERVICES...................................................................... 3
UNDERWRITERS.................................................................. 3
ANNUITY PAYMENTS.............................................................. 4
PERFORMANCE INFORMATION....................................................... 5
FINANCIAL STATEMENTS.......................................................... 9

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE OR SOLICIT AN OFFER IN THAT STATE.

                                  SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulated Value: the sum of the value of all Accumulation Units in the Subaccounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts then credited to the Contract, on any date before the Annuity Date..

Accumulation Unit: a measure of the Contract Owner's interest in a Subaccount before annuity benefit payments begin.

Annuitant: the person designated in the Contract upon whose life annuity benefit payments are to be made.

Annuity Date: the date on which annuity payments begin.

Annuity Unit: a measure of the value of the periodic annuity benefit payments under the Contract.

Fixed Account: the part of the Company's General Account that guarantees principal and a fixed interest rate and to which all or a portion of a payment or transfer under this contract may be allocated.

Fixed Amount Annuity: an Annuity providing for annuity benefit payments which remain fixed in an amount throughout the annuity payment period selected.

Guaranteed Interest Rate: the annual effective rate of interest after daily compounding credited to a Guarantee Period Account.

Guarantee Period: the number of years that a Guaranteed Interest Rate is credited.

Guarantee Period Account: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

General Account: all the assets of the Company other than those held in a Separate Account.

Market Value Adjustment: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

Subaccount: a subdivision of the Variable Account. Each Subaccount available under the Contracts invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust, a corresponding portfolio of the Variable Insurance Products Fund or Variable Insurance Products Fund II, the International Stock Portfolio of T. Rowe Price International Series, Inc. or a corresponding series of Delaware Group Premium Fund, Inc.

Surrender Value: the Accumulated Value of the Contract after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment Contract applicable upon full surrender.

Underlying Funds: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust; High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of Variable Insurance Products Fund; the Asset Manager Portfolio of Variable Insurance Products Fund II; the International Stock Portfolio of T. Rowe Price International Series, Inc.; and the International Equity Series of Delaware Group Premium Fund, Inc.

Underlying Investment Companies: Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund, Inc.

Valuation Date: a day on which the net asset value of the shares of any of the Underlying Funds is determined and Unit values of the Subaccounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current net asset value of the Subaccounts may be materially affected.

Valuation Period: the interval between two consecutive Valuation Dates.

Variable Account: Separate Account VA-K, one of the Company's Separate Accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

Variable Annuity: an Annuity providing for payments varying in amount in accordance with the investment experience of the Growth Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                                     SUMMARY

Investment Options. The Contracts permit net payments to be allocated among the Subaccounts, the Guarantee Period Account and the Fixed Account. The Fixed Account and/or the Guarantee Period Accounts may not be available in all states. Similarly, not all Subaccounts may be available in all states.

Subaccounts - The Subaccounts are subdivisions of the Variable Account, established as the Company's Separate Account, VA-K. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision of the management or investment practices or contracts of Variable Account by the Securities and Exchange Commission (the "SEC").

Each Subaccount available under the Contracts invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust, VIP, VIP II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different funds of the Trust are available under the Contracts: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of Allmerica Investment Trust. Four of the portfolios of VIP are available under the Contracts: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. One of the portfolios of VIP II is available under the Contracts: the Asset Manager Portfolio. One of the portfolios of T. Rowe is available under the Contracts: the International Stock Portfolio. One of the series of DGPF is available under the Contracts: the International Equity Series. Each of the Funds, Portfolios and Series available under the Contracts (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.

Investment in the Subaccount. The value of each Subaccount will vary daily depending on the performance of the investments made by the respective Underlying Funds. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. For more information about the Variable Account, the Company and the investments of the Underlying Funds, see "DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE TRUST, VIP, VIP II, T. ROWE AND DGPF." The accompanying prospectuses of the Trust, VIP, VIP II, T. Rowe and DGPF describe the investment objectives and risks of each of the Underlying Funds.

Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Subaccount.

Guarantee Period Accounts - Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. However, values and benefits calculated on the basis of Guarantee Period Account allocations are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available seven Guarantee Periods ranging from three to ten years in duration (excluding a four year Guarantee Period). Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to an annuity option at any time other than the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

Fixed Account - The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Accounts see Appendix A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Transfers Between Accounts. Prior to the Annuity Date, the Contracts permit amounts to be transferred among and between the Subaccounts, the Guarantee Period Accounts and the Fixed Account, subject to certain limitations described under "Transfer Privilege."

Annuity Benefit Payments. The owner of a Contract ("Contract Owner") may select variable annuity payments based on one or more of certain Subaccounts, fixed-amount annuity payments, or a combination of fixed-amount and variable annuity payments.

Fixed-amount annuity payments are guaranteed by the Company.

See "DESCRIPTION OF CONTRACT" for information about annuity benefit payment options, selecting the Annuity Date, and how annuity benefit payments are calculated.

Revocation Rights. An individual purchasing a Contract intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Contract within 10 days after receipt of the Contract. In certain states Contract Owners may have special revocation rights. For more information about revocation rights, see "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO REVOKE OR SURRENDER IN SOME STATES."

Payment Minimums and Maximums. Under the Contracts, payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Contract. In addition, the Internal Revenue Code imposes maximum limits on contributions under qualified annuity plans.

Charges and Deductions. For a complete discussion of charges, see "CHARGES AND DEDUCTIONS."

A. Contingent Deferred Sales Charge. No sales charge is deducted from payments at the time they are made. However, depending on the length of time that the payments to which the withdrawal is attributed have remained credited under the Contract a contingent deferred sales charge of up to 8% may be assessed for a surrender, partial redemption, or election of an annuity for a commutable period certain option or any period certain option for less than 10 years.

B. Annual Contract Fee. A Contract Fee equal of $30 will be deducted from the Accumulated Value under the Contract for administrative expense on the Contract anniversary, or upon full surrender of the Contract during the year, when the Accumulated Value is $50,000 or less. The Contract Fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

C. Premium Taxes. A deduction for State and local premium taxes, if any, may be made as described under "Premium Taxes."

D. Variable Account Asset Charges. A daily charge, equivalent to 1.25% per annum, is made on the value of each Subaccount at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Subaccounts.

E. Transfer Charge. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Contract year will be free of charge. For each subsequent transfer the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the cost of processing the transfer. If the Contract Owner has elected automatic transfers, the first automatic transfer will count as one transfer towards the twelve transfers which are guaranteed to be free of charge. F. Charges of the Underlying Fund. In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. These charges vary among the Underlying Funds.

Surrender or Partial Redemption. At any time before the Annuity Date, the Contract Owner has the right either to surrender the Contract in full and receive its current value, minus the Contract Fee and any applicable contingent deferred sales charge, and adjusted for any positive or negative Market Value Adjustment or to redeem a portion of the Contract's value subject to certain limits and any applicable contingent deferred sales charge and/or Market Value Adjustment. There may be tax consequences for surrender or redemptions. For further information, see "Surrender" and "Partial Redemption," "Contingent Deferred Sales Charge," and "FEDERAL TAX CONSIDERATIONS."

Death Benefit. If the Annuitant, Contract Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant (or an Owner if that Owner is also the Annuitant), the death benefit is equal to the greatest of (a)the Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments accumulated daily at 5% starting on the date each payment was applied, reduced proportionately to
reflect  withdrawals.   For  each  withdrawal  the  proportionate  reduction  is
calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal; or (c) the death benefit that would have been payable on the most recent Contract Anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

If an Owner who is not also the Annuitant dies prior to annuitization, the death benefit will equal the Accumulated Value of the Contract determined following receipt of due proof of death at the Principal Office. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "Death Benefit."

Sales of Contracts. The Contracts are sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Contracts also may be purchased from certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable annuity Contracts. See "Sales Expense."

                         ANNUAL AND TRANSACTION EXPENSES

The purpose of the following tables is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly under the Contracts. The tables reflect charges under the Contracts, expenses of the Subaccounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, in some states premium taxes may be applicable.

Contract Owner Transaction Expenses

Contingent  Deferred  Sales  Charge  The      Years from                  Charge
charge  (as a  percentage  of  payments,       date of
applied  to the  amount  surrendered  in       Payment
excess of the amount,  if any, which may     Less than 2                    8%
be  surrendered  free of charge) will be          3                         7%
assessed upon surrender,  redemption, or          4                         6%
annuitization  under  a  period  certain          5                         5%
option,   within  the   indicated   time          6                         4%
periods.                                          7                         3%
                                                  8                         2%
                                                  9                         1%
                                             Thereafter                     0%
Transfer Charge                                  None

Annual Contract Fee                              $30
A $30.00 annual Contract Fee is deducted when Accumulated Value is $50,000 or less. The Contract Fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

Variable Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Fees                               1.25%

Variable Account Administrative Charge                        0.20%

Total Annual Expenses                                         1.45%

                                                     Allmerica Investment Trust

                                                          Invest-
                                                            ment                                            Govern-         Select
                                                           Grade            Money            Equity          ment           Intl.
                                          Growth           Income          Market            Index           Bond           Equity
Fund Annual Expenses                       Fund             Fund            Fund              Fund           Fund            Fund
--------------------                       ----             ----            ----              ----           ----            ----
Management Fees                            0.48%           0.42%            0.31%            0.35%          0.50%           0.72%

Other Fund Expenses                        0.08%           0.16%            0.14%            0.22%          0.20%           0.78%

Total Fund Annual Expenses                 0.56%           0.58%            0.45%            0.57%          0.70%           1.50%


                                           Select          Select                           Select
                                           Aggres-        Capital                           Growth         Small
                                            sive         Apprecia-         Select            and            Cap
                                           Growth           tion           Growth           Income         Value
Fund Annual Expenses                        Fund            Fund            Fund             Fund           Fund
--------------------                        ----            ----            ----             ----           ----
Management Fees                            1.00%           1.00%            0.85%            0.75%          0.84%

Other Fund Expenses                        0.16%           0.35%            0.18%            0.16%          0.24%

Total Fund Annual Expenses                 1.16%           1.35%            1.03%            0.91%          1.08%

Under the Management Agreement with the Trust, Allmerica Investment Management Company, Inc. ("Allmerica Investment") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Small Cap Value Fund, 1.20% for the Growth Fund and Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Money Market Fund and Equity Index Fund. Without the effect of the expense limitation, in 1994 the total operation expenses of the Select International Equity Fund and the Small Cap Value Fund would have been 1.78% and 1.09%, respectively, of average net assets. The total operating expenses of the Growth Fund, Investment Grade Income Fund, Money Market Fund and Government Bond Fund were less than their respective expense limitations throughout 1995. The declaration of a voluntary expense limitation in any year does not bind Allmerica Investment to declare future expense limitations with respect to any Fund.

                                                  Variable Insurance Products Fund

                                        High Income            Equity-Income               Growth                    Overseas
Fund Annual Expenses                     Portfolio               Portfolio                Portfolio                 Portfolio
--------------------                     ---------               ---------                ---------                 ---------
Management Fees                            0.61%                   0.52%                    0.62%                     0.77%

Other Portfolio Expenses                   0.10%                   0.06%                    0.07%                     0.15%
                                           -----                   -----                    -----                     -----

Total Portfolio Annual Expenses            0.71%                   0.58%*                  0.69%*                     0.92%

*A portion of the brokerage commissions the Portfolio paid was used to reduce the expenses. Without this reduction, total operating expenses would have been 0.60% for the Equity-Income Portfolio and 0.70% for the Growth Portfolio.

                       Variable Insurance Products Fund II

                                                                   Asset
                                                                  Manager
Portfolio Annual Expenses                                        Portfolio
-------------------------                                        ---------
Management Fees                                                    0.72%

Other Portfolio Expenses                                           0.08%
                                                                   ----

Total Portfolio Annual Expenses                                    0.80%*

*A portion of the brokerage commissions the Portfolio paid was used to reduce its expenses. Without this reduction, total operating expenses would have been 0.81% for the Asset Manager Portfolio.

                    T. Rowe Price International Series, Inc.

                                                                International
                                                                    Stock
Fund Annual Expenses                                              Portfolio
--------------------                                              ---------

Management Fees                                                     1.05%

Other Portfolio Expenses                                            0.00%

Total Fund Annual Expenses                                          1.05%

Price-Fleming has voluntarily agreed to limit the total operating expenses (except interest, taxes, brokerage commissions, directors' fees and expenses and extraordinary expenses) of the International Stock Portfolio to 1.05% of its average daily net assets.

                           Delaware Group Premium Fund

                                                                International
                                                                   Equity
Fund Annual Expenses                                               Series
--------------------                                               ------
Management Fees                                                     0.53%

Other Series Expenses                                               0.27%

Total Fund Annual Expenses                                          0.80%

Delaware   International   Advisers  Ltd.,   the  investment   adviser  for  the
International Equity Series, has agreed to waive its management fee and reimburse the International Equity Series to limit certain expenses to 8/10 of 1% of the corresponding net assets. This waiver has been in effect from the commencement of the Public offering for the Series and has been extended through June 30, 1995. Without the effect of the expense limitation, in 1995 the total annual expenses of the International Equity Series would have been 1.01% of average net assets.

The following Examples demonstrate the cumulative expenses which would be paid by the Contract Owner at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each Example assumes a $1,000 investment in a Subaccount and a 5% annual return on assets. Because the expenses of the Underlying Funds differ, separate Examples are used to illustrate the expenses incurred by a Contract Owner on an investment in the various Subaccounts.

The information given under the following Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

(a) If at the end of the applicable period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable period certain option for less than 10 years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                            1 year   3 years   5 years  10 years
Growth Fund                                   $94      $129      $159     $246
Investment Grade Income Fund                  $94      $130      $160     $248
Money Market Fund                             $93      $126      $153     $235
Equity Index Fund                             $94      $130      $159     $247
Government Bond Fund                          $95      $134      $166     $261
Select International Equity Fund             $103      $158      $206     $338
International Stock Portfolio                 $99      $144      $184     $295
Select Aggressive Growth Fund                $100      $147      $189     $306
Select Capital Appreciation Fund             $102      $153      $198     $324
Select Growth Fund                            $98      $144      $183     $293
Select Growth and Income Fund                 $97      $140      $177     $282
Small Cap Value Fund                          $99      $145      $185     $298
High Income Portfolio                         $95      $134      $166     $262
Equity-Income Portfolio                       $94      $130      $160     $248
Growth Portfolio                              $95      $133      $165     $260
Overseas Portfolio                            $97      $140      $177     $283
Asset Manager Portfolio                       $96      $137      $171     $271
International Equity Series                   $96      $137      $171     $271

(b) If at the end of the applicable time period you annuitize* under a life option or elect a noncommutable period certain option of ten years or longer or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                             1 year   3 years  5 years  10 years
Growth Fund                                   $22       $67      $114     $246
Investment Grade Income Fund                  $22       $67      $115     $248
Money Market Fund                             $21       $63      $109     $235
Equity Index Fund                             $22       $67      $115     $247
Government Bond Fund                          $23       $71      $122     $261
Select International Equity Fund              $31       $95      $161     $338
International Stock Portfolio                 $27       $81      $139     $295
Select Aggressive Growth Fund                 $28       $85      $144     $306
Select Capital Appreciation Fund              $30       $90      $154     $324
Select Growth Fund                            $26       $81      $138     $293
Select Growth and Income Fund                 $25       $77      $132     $282
Small Cap Value Fund                          $27       $82      $141     $298
High Income Portfolio                         $23       $71      $122     $262
Equity-Income Portfolio                       $22       $67      $115     $248
Growth Portfolio                              $23       $71      $121     $260
Overseas Portfolio                            $25       $78      $133     $283
Asset Manager Portfolio                       $24       $74      $127     $271
International Equity Series                   $24       $74      $127     $271


----------
Pursuant to requirements of the 1940 Act, the contract fee has been reflected in the Examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.12%, and the amount of the Contract fee is assumed to be $1.20 in the Examples. The Contract Fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to Contracts issued as part of a 401(k) plan.

* The contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization in any contract year if a life contingency option or a noncommutable period certain option of ten years or longer is selected.

                         CONDENSED FINANCIAL INFORMATION

             Allmerica Financial Life Insurance and Annuity Company
                              Separate Account VA-K

                                                                            1994

Subaccount 1

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.037

Number of Units Outstanding at End of Period (in thousands)                  947

Subaccount 2

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.990

Number of Units Outstanding at End of Period (in thousands)                  516

Subaccount 3

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.020

Number of Units Outstanding at End of Period (in thousands)                1,837


Subaccount 4

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.035

Number of Units Outstanding at End of Period (in thousands)                  189

Subaccount 5

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.998

Number of Units Outstanding at End of Period (in thousands)                  363

Subaccount 6

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.023

Number of Units Outstanding at End of Period (in thousands)                1,211

Subaccount 7

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.057

Number of Units Outstanding at End of Period (in thousands)                  406

Subaccount 8

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.030

Number of Units Outstanding at End of Period (in thousands)                  832

Subaccount 9

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.975

Number of Units Outstanding at End of Period (in thousands)                  795

Subaccount 11

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.956

Number of Units Outstanding at End of Period (in thousands)                  446


Subaccount 20

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.993

Number of Units Outstanding at End of Period (in thousands)                  667

Subaccount 102

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.995

Number of Units Outstanding at End of Period (in thousands)                  985

Subaccount 103

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.073

Number of Units Outstanding at End of Period (in thousands)                2,214

Subaccount 104

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            1.073

Number of Units Outstanding at End of Period (in thousands)                1,944

Subaccount 105

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.978

Number of Units Outstanding at End of Period (in thousands)                1,697

Subaccount 106

Net Asset Value:

  Beginning of Period                                                      1.000

  End of Period                                                            0.985

Number of Units Outstanding at End of Period (in thousands)                1,240

*The date of inception of Subaccount 3 was 4/7/94. The date of inception of Subaccounts 1, 5, 6, 7, 8, 9, 20, 102, 103, 104, and 105 was 4/19/94. The date of inception of Subaccounts 2 and 4 was 4/20/94. The date of inception of Subaccounts 11 and 106 was 5/17/94. The date of inception of Subaccounts 12 and 150 was 5/01/95, respectively.

                             PERFORMANCE INFORMATION

The Contracts were first offered to the public in 1991. However, the Company may advertise "Total Return" and "Average Total Return" performance information based on the periods that the Underlying Funds have been in existence. The results for any period prior to the Contracts being offered will be calculated as if the Contracts had been offered during that period of time, with all charges assumed to be those applicable to the Sub-Accounts and the Underlying
Funds.   Both  the  total  return  and  yield  figures are based  on  historical
earnings  and  are  not  intended  to  indicate   future performance.

The "total return" of a Subaccount refers to the total of the income generated by an investment in the Subaccount and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The "yield" of the Subaccount investing in the Money Market Fund of the Trust refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar, but when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. Thus the "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The total return, yield, and effective yield figures are adjusted to reflect the Subaccount's asset charges. The total return figures also reflect the $30 annual Contract Fee and the contingent deferred sales load which would be assessed if the investment were completely redeemed at the end of the specified period.

The Company may also advertise supplemental total return performance information. Supplemental total return refers to the total of the income generated by an investment in the Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses), adjusted by the Subaccount's annual asset charges, and expressed as a percentage of the investment. Because it is assumed that the investment is NOT redeemed at the end of the specified period, the contingent deferred sales load is NOT included in the calculation of supplemental total return.

Performance information for a Subaccount may be compared, in reports and promotional literature, to: (I) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity variable accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical investment in the Subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and Contracts, characteristics and quality of the portfolio of the Underlying Fund in which the Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995

                (Assuming COMPLETE redemption of the investment)

  SUBACCOUNT                             NAME                        Total Return for                     Average Annual
  ----------                             ----                          year ended                          Total Return
                                                                         12/31/95                        since inception*
                                                                         --------                        ----------------

 Sub-Account 1                          Growth                            -8.46%                              -3.42%
 Sub-Account 2                  Investment Grade Income                  -11.53%                              -8.17%
 Sub-Account 3                       Money Market                         -4.74%                              -5.18%
 Sub-Account 4                       Equity Index                         -7.58%                              -3.70%
 Sub-Account 5                      Government Bond                       -9.49%                              -7.32%
 Sub-Account 6                 Select Aggressive Growth                  -10.89%                              -4.85%
 Sub-Account 7                       Select Growth                       -10.09%                              -1.47%
 Sub-Account 8                  Select Growth & Income                    -7.90%                              -4.20%
 Sub-Account 9                      Small Cap Value                      -15.04%                              -9.64%
Sub-Account 11                Select International Equity                  N/A                                -11.60%
Sub-Account 12                Select Capital Appreciation                  N/A                                  N/A
Sub-Account 20                   International Equity                     -6.00%                              -7.86%
Sub-Account 102                       High Income                        -10.15%                              -7.64%
Sub-Account 103                      Equity Income                        -1.65%                               0.14%
Sub-Account 104                         Growth                            -8.63%                               0.17%
Sub-Account 105                         Overseas                          -6.92%                              -9.38%
Sub-Account 106                      Asset Manager                         N/A                                -8.62%
Sub-Account 150                   International Stock                      N/A                                  N/A

               TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995

                   (Assuming NO redemption of the investment)


  SUBACCOUNT                             NAME                        Total Return for                     Average Annual
  ----------                             ----                          year ended                          Total Return
                                                                         12/31/95                        since inception*
                                                                         --------                        ----------------

  Sub-Account1                           Growth                           -1.26%                                3.78%
  Sub-Account2                  Investment Grade Income                   -4.33%                               -0.97%
  Sub-Account3                        Money Market                         2.46%                                2.02%
  Sub-Account4                        Equity Index                        -0.38%                                3.50%
  Sub-Account5                      Government Bond                       -2.29%                               -0.12%
  Sub-Account6                  Select Aggressive Growth                  -3.69%                                2.35%
  Sub-Account7                       Select Growth                        -2.89%                                5.73%
  Sub-Account8                   Select Growth & Income                   -0.70%                                3.00%
  Sub-Account9                      Small Cap Value                       -7.84%                               -2.44%
  SubAccount11                Select International Equity                   N/A                                -4.40%
  SubAccount12                Select Capital Appreciation                   N/A                                  N/A
 Sub-Account 20                   International Equity                    -1.20%                               -0.66%
Sub-Account 102                        High Income                        -2.95%                               -0.44%
Sub-Account 103                       Equity Income                        5.55%                                7.34%
Sub-Account 104                          Growth                           -1.43%                                7.37%
Sub-Account 105                         Overseas                           0.28%                               -2.18%
Sub-Account 106                       Asset Manager                         N/A                                -1.42%
Sub-Account 150                   International Stock                       N/A                                  N/A

* Inception Returns reflect the average annual total return. The date of inception respecting Subaccounts 1, 5-9, 20 and 103-105 was 04/21/94. The date of inception respecting Subaccounts 2 and 4 was 04/22/94. The date of inception respecting Subaccount 3 was 04/11/94. The date of inception respecting Subaccount 11 was 05/04/94. The date of inception respecting Subaccount 106 was 05/12/94. The date of inception respecting Subaccount 12 and 150 was 5/01/95, respectively.

                               WHAT IS AN ANNUITY?

In general, an annuity is a contract designed to provide a retirement income in the form of periodic payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity benefit payments" and the individual receiving the payments is called the "Annuitant." Annuity benefit payments begin on the annuity date.

Under an annuity contract, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the Contract, regardless of actual costs of operations.

The Contract Owner's payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Contract Owner. In the case of a "fixed" annuity, the value of these annuity benefit payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed annuities see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT." With a variable annuity, the value of the Contract and the annuity benefit payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Contract and in the annuity payments. If the portfolio increases in value, the value of the Contract increases. If the portfolio decreases in value, the value of the Contract decreases.

                  RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Contract at any time within 10 days after receipt of the contract and receive a refund. In order to revoke the Contract, the Contract Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the principal office of the Company at 440 Lincoln Street, Worcester, Massachusetts 01653, or to any local agency of the Company. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective.

Within seven days the Company will provide a refund equal to the greater of (1) gross payments, or (2) the Accumulated Value plus any amounts deducted under the Contract or by the Underlying Investment Companies for taxes, charges or fees.

The liability of the Variable Account under this provision is limited to the Contract Owner's Accumulated Value in the Subaccounts on the date of cancellation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

                   RIGHT TO REVOKE OR SURRENDER IN SOME STATES

In Georgia, Idaho, Indiana, Michigan, Missouri, New York, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia, any Contract Owner may revoke the Contract at any time within ten days (20 in Idaho) after receipt of the Contract and receive a refund as described under "RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY", above.

In all other states, a Contract Owner may return the Contract at any time within 10 days (or the number of days required by state law to more than 10) after receipt of the Contract. The Company will pay to the Contract Owner an amount equal to the sum of (i) the difference between the premium paid, including fees, and any amount allocated to the Variable Account and (ii) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.

          DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE TRUST,
                          VIP, VIP II, T. ROWE AND DGPF

THE COMPANY - The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1995, the Company had over $__ billion in assets and over $___ billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995 and adopted its present name. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1995 First Allmerica and its subsidiaries (including the Company) had over $____billion in combined assets and over $___billion in life insurance in force.

The VARIABLE ACCOUNT - The Variable Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Contracts are set aside in the Subaccounts of the Variable Account, and are kept separate and apart from the general assets of the Company. There are 18 Subaccounts available under the Contracts. Each Subaccount is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Subaccount are allocated to such Subaccount, without regard to other income, capital gains, or capital losses of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on August 20, 1991. The Variable Account meets the definition of "separate account" under federal securities law and is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The registration of the Variable Account and the Underlying Investment Companies does not involve the supervision by the Commission of management or investment practices or Contracts of the Variable Account, the Company, the Underlying Investment Companies or the Underlying Funds.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Subaccounts.

ALLMERICA  INVESTMENT TRUST - Allmerica  Investment  Trust,  (the "Trust") is an
open-end,   diversified   management  investment  company  registered  with  the
Commission under the 1940 Act.

The Trust was established by the Company as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various variable accounts established by the Company or other affiliated insurance companies. Eleven investment portfolios ("Funds") are currently available under the Contracts, each issuing a series of shares: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund of

Allmerica Investment Trust. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.

Allmerica Investment Management Company, Inc. ("Allmerica Investment") serves as investment adviser of the Trust. Allmerica Investment has entered into sub-advisory agreements with other investment managers ("Sub-Advisers") who manage the investments of the Funds.

See "INVESTMENT ADVISORY SERVICES TO THE TRUST."

VARIABLE INSURANCE PRODUCTS FUND - Variable Insurance Products Fund ("VIP"), managed by Fidelity Management, is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the Commission under the 1940 Act. Four of its investment portfolios are available under the Contracts: High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate VIP. Fidelity Management, a registered investment adviser under the Investment
Advisers Act of 1940, is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston MA. It is composed of a number of different companies, which provide a variety of financial services and products. Fidelity Management is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. The Portfolios of VIP as part of their operating expenses pay an investment management fee to Fidelity Management. See "INVESTMENT ADVISORY SERVICES TO VIP AND VIP II."

VARIABLE INSURANCE PRODUCTS FUND II - Variable Insurance Products Fund II ("VIP II"), managed by Fidelity Management (see discussion under "VARIABLE INSURANCE PRODUCTS FUND"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Contracts: the Asset Manager Portfolio.

T. ROWE PRICE INTERNATIONAL SERIES, INC. - T. Rowe Price International Series, Inc. ("T. Rowe"), managed by Rowe Price- Fleming International, Inc. ("Price-Fleming") (See "INVESTMENT ADVISORY SERVICES TO T. ROWE"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the Commission under the 1940 Act. One of its investment portfolios is available under the Contracts: the International Stock Portfolio.

DELAWARE GROUP PREMIUM FUND, INC. - Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified management investment company registered with the Commission under the 1940 Act.

DGPF was established to provide a vehicle for the investment of assets of various variable accounts supporting variable insurance Contracts. One investment portfolio ("Series") is available under the Contracts, the International Equity Series.

The  investment  adviser  for  the  International   Equity  Series  is  Delaware
International Advisers Ltd. ("Delaware International"). See "INVESTMENT ADVISORY SERVICES TO DGPF."

INVESTMENT OBJECTIVES AND Contracts - A summary of investment objectives of each of the Underlying Funds is set forth below. More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information regarding the Underlying Funds may be found in their respective Prospectuses, which should be read carefully before investing. The Statements of Additional Information of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

Subaccount 1 - invests solely in shares of the Growth Fund of the Trust. The Growth Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Growth Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective.

Subaccount 2 - invests solely in shares of the Investment Grade Income Fund of the Trust. The Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and realized and unrealized capital gains) as is consistent with prudent investment management.

Subaccount 3 - invests solely in shares of the Money Market Fund of the Trust. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term debt instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

Subaccount 4 - invests solely in shares of the Equity Index Fund of the Trust. The Equity Index Fund seeks to provide investment results that correspond generally to the composite price and yield performance of United States publicly traded common stocks. The Equity Index

Fund seeks to achieve its objective by attempting to replicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Index.

Subaccount 5 - invests solely in shares of the Government Bond Fund of the Trust. The Government Bond Fund has the investment objective of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Subaccount 6 - invests solely in shares of the Select Aggressive Growth Fund of the Trust. The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Subaccount 7 - invests solely in shares of the Select Growth Fund of the Trust. The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

Subaccount 8 - invests solely in shares of the Select Growth and Income Fund of the Trust. The select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

Subaccount 9 - invests solely in shares of the Small Cap Value Fund of the Trust. The Small Cap Value Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of smaller, faster-growing companies considered to be attractively valued in the smaller company sector of the market.

Subaccount 11 - invests solely in shares of the Select International Equity Fund of the Trust. The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Sub-Account 12- invests solely in shares of the Select Capital Appreciation Fund of the Trust. The Select Capital Appreciation Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The Sub-Adviser for the Select Capital Appreciation Fund is Janus Capital Corporation.

Subaccount 102 - invests solely in shares of the High Income Portfolio of VIP. The High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities
(commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

Subaccount 103 - invests solely in shares of the Equity-Income Portfolio of VIP. Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, please see "Risks of Lower-Rated Debt Securities" in the VIP prospectus.

Subaccount 104 - invests solely in shares of the Growth Portfolio of VIP. The Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

Subaccount 105 - invests solely in shares of the Overseas Portfolio of VIP. The Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Subaccount 106 - invests solely in shares of the Asset Manager  Portfolio of VIP
II. The Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

Sub-Account 150 - invests solely in shares of the International Stock Portfolio of T. Rowe. The International Stock Portfolio seeks long- term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

Subaccount 20 - invests solely in shares of the International Equity Series of DGPF. The International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR CONTRACTS SIMILAR TO THOSE OF CERTAIN OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUBACCOUNTS WHICH WILL BEST MEET YOUR NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, VIP, VIP II, T. ROWE AND DGPF ALONG WITH THIS PROSPECTUS. THE MONEY MARKET PORTFOLIO OF VIP AND CERTAIN OTHER PORTFOLIOS OFFERED BY THE UNDERLYING INVESTMENT COMPANIES ARE NOT AVAILABLE UNDER THIS CONTRACT.

In the event of a material change in the investment Policy of a Subaccount or the Underlying Fund in which it invests, the Contract Owner will be notified of the change. No material changes in the investment Policy of the Variable Account or any Subaccounts will be made without approval pursuant to the applicable state insurance laws. If the Contract Owner has Contract Value in that Subaccount, the Company will transfer it without charge on written request by the Contract Owner to another Subaccount or to the Fixed Account. The Company must receive the Contract Owner's written request within sixty (60) days of the later of (1) the effective date of such change in the investment Contract or (2) the receipt of the notice of the Contract Owner's right to transfer.

INVESTMENT ADVISORY SERVICES TO THE TRUST - The overall responsibility for the supervision of the affairs of the Trust vests in the Trustees. The Trust has entered into a Management Agreement with Allmerica Investment Management Company, Inc. ("Allmerica Investment"), an indirect wholly-owned subsidiary of the Company, to handle the day-to-day affairs of the Trust. Allmerica Investment, subject to review by the Trustees, is responsible for the general management of the Funds. Allmerica Investment is also obligated to perform certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities, and equipment, and pays the compensation, if any, of officers and Trustees who are affiliated with Allmerica Investment.

Other than the expenses specifically assumed by Allmerica Investment under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the Commission, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commission, fees and expenses of the Trustees who are not affiliated with Allmerica Investment, expenses for proxies, prospectuses, and reports to shareholders, and other expenses.

Pursuant to the Management Agreement with the Trust, Allmerica Investment has entered into agreements ("Sub-Adviser Agreements") with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds. Under the Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of a Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the affected Fund.

The Sub-Advisers for each of the Funds are as follows:

Growth Fund                              Miller, Anderson & Sherrerd
Investment Grade Income Fund             Allmerica Asset Management, Inc.
Money Market Fund                        Allmerica Asset Management, Inc
Equity Index Fund                        Allmerica Asset Management, Inc.
Government Bond Fund                     Allmerica Asset Management, Inc.
Select International Equity Fund         Bank of Ireland Asset Management
Select Aggressive Growth Fund            Nicholas-Applegate Capital Management
Select Capital Appreciation Fund         Janus Capital Corporation
Select Growth Fund                       United Asset Management Corporation
Select Growth and Income Fund            John A. Levin & Co., Inc.
Small Cap Value Fund                     David L. Babson & Co. Inc.

Allmerica Asset Management, Inc. is an indirect wholly owned subsidiary of the Company.

For providing its services under the Management Agreement, Allmerica Investment will receive a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows

                     Fund                Net Asset Value               Rate

Growth                                  First $50 million              0.60%
                                        $50 - 250 million              0.50%
                                        Over $250 million              0.35%

Investment Grade Income                 First $50 million              0.50%
                                        $50 - 250 million              0.35%
                                        Over $250 million              0.25%

Money Market                            First $50 million              0.35%
                                        $50 - 250 million              0.25%
                                        Over $250 million              0.20%

Equity Index                            First $50 million              0.35%
                                        $50 - 250 million              0.30%
                                        Over $250 million              0.25%

Government Bond                                 *                      0.50%

Select International Equity                     *                      1.00%

Select Aggressive Growth                        *                      1.00%

Select Capital Appreciation                     *                      1.00%

Select Growth                                   *                      0.85%

Select Growth and Income                        *                      0.75%

Small Cap Value                                 *                      0.85%

* For the Government Bond Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund, each rate applicable to Allmerica Investment does not vary according to the level of assets in the Fund.

Allmerica Investment's fee computed for each Fund will be paid from the assets of such Fund. Allmerica Investment is solely responsible for the payment of all fees for investment management services to the Sub-Advisers, who will receive from Allmerica Investment a fee, computed daily at an annual rate based on the average daily net asset value of each Fund as follows:

                 Sub-Adviser                                  Fund                       Net Asset Value                    Rate
                 -----------                                  ----                       ---------------                    ----
Miller, Anderson                           Growth                                               *                            *
& Sherrerd

Allmerica Asset                            Investment Grade Income                              **                         0.20%
Management, Inc.


Allmerica Asset                            Money Market                                         **                         0.10%
Management, Inc.

Allmerica Asset                            Equity Index                                         **                         0.10%
Management, Inc.


Allmerica Asset                            Government Bond                                      **                         0.20%
Management, Inc.

Bank of Ireland Asset                      Select Int'l. Equity                         First $50 million                  0.45%
Management Limited                                                                      Next $50 million                   0.40%
                                                                                        Over $100 million                  0.30%


Nicholas-Applegate                         Select Aggressive Growth                             **                         0.60%
Capital Management

Janus Capital Corporation                  Select Capital Appreciation                  First $100 million                 0.60%
                                                                                        Over $100 million                  0.55%

United Asset Management                    Select Growth                                First $50 million                  0.50%
Corporation                                                                             $50 - 100 million                  0.45%
                                                                                        $150 - 250 million                 0.35%
                                                                                        $250 - 350 million                 0.30%
                                                                                        Over $350 million                  0.25%

John A. Levin & Co., Inc.                  Select Growth and Income                     First $100 million                 0.40%
                                                                                        Next $200 million                  0.25%
                                                                                        Over $300 million                  0.30%

David L. Babson & Co.                      Small Cap Value                                      **                         0.50%


* Allmerica Investment will pay a fee to Miller, Anderson & Sherrerd based on the aggregate assets of the Growth Fund and certain other accounts of the Company and its affiliates (collectively, the "Affiliated Accounts") which are managed by Miller, Anderson & Sherrerd, under the following schedule:

         Aggregate Average Net Assets                        Rate
         ----------------------------                        ----
             First $50 million                              0.500%
             $50 - 100 million                              0.375%
            $100 - 500 million                              0.250%
            $500 - 850 million                              0.200%
             Over $850 million                              0.150%

** For the Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select Aggressive Growth Fund and Small Cap Value Fund, each rate applicable to the Sub-Advisers does not vary according to the level of assets in the Fund.

The Prospectus of the Trust contains additional information concerning the Funds, including information concerning additional expenses paid by the Funds, and should be read in conjunction with this Prospectus.

INVESTMENT ADVISORY SERVICES TO VIP AND VIP II - For managing investments and business affairs, each Portfolio pays a monthly fee to Fidelity Management. The Prospectuses of VIP and VIP II contain additional information concerning the Portfolios, including information concerning additional expenses paid by the Portfolios, and should be read in conjunction with this Prospectus.

VIP and VIP II Portfolios

The High Income Portfolio pays a monthly fee to Fidelity Management at an annual fee rate made up of the sum of two components:

1. A group fee rate based on the monthly average net assets of all the mutual funds advised by Fidelity Management. On an annual basis this rate cannot rise above 0.37%, and drops as total assets in all these funds rise.

2. An individual fund fee rate of 0.45% of the High Income Portfolio's average net assets throughout the month. One-twelfth of the annual management fee rate is applied to net assets averaged over the most recent month, resulting in a dollar amount which is the management fee for that month.

The Equity-Income, Growth, Asset Manager and Overseas Portfolios' fee rates are each made of two components:

1. A group fee rate based on the monthly average net assets of all of the mutual funds advised by Fidelity Management. On an annual basis, this rate cannot rise above 0.52%, and drops as total assets in all these mutual funds rise.

2. An individual Portfolio fee rate of 0.20% for the Equity-Income Portfolio, 0.30% for the Growth Portfolio, 0.40% for the Asset Manager Portfolio and 0.45% for the Overseas Portfolio.

One-twelfth of the sum of these two rates is applied to the respective Portfolio's net assets averaged over the most recent month, giving a dollar amount which is the fee for that month.

Thus, the High Income Portfolio may have a fee of as high as 0.82% of its average net assets. The Equity-Income Portfolio may have a fee of as high as 0.72% of its average net assets. The Growth Portfolio may have a fee of as high as 0.82% of its average net assets. The Asset Manager Portfolio may have a fee of as high as 0.92% of its average net assets. The Overseas Portfolio may have a fee of as high as 0.97% of its average net assets. The actual fee rate may be less depending on the total assets in the funds advised by Fidelity Management.

INVESTMENT ADVISORY SERVICES TO T. ROWE. The Investment Adviser for the International Stock Portfolio is Price-Fleming International, Inc. ("Price-Fleming"). Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one of America's largest international mutual fund asset managers with approximately $_ billion under management in its offices in Baltimore, London, Tokyo and Hong Kong. To cover investment management and operating expenses, the International Stock Portfolio pays Price-Fleming a single, all-inclusive fee of ___% of its average daily net assets.

INVESTMENT ADVISORY SERVICES TO DGPF - Each Series of DGPF pays an investment adviser an annual fee for managing the portfolios and making the investment decisions for the Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). The annual fee paid by the International Equity Series is equal to 0.75% of the average daily net assets of the Series.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Subaccounts or that the Subaccounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Subaccount, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Subaccount without notice to the Contract Owner and prior approval of the Commission and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by a Contract Owner.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required Commission approval, the Company may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are also issued to variable accounts of the Company and its affiliates which issue variable life Contracts ("mixed funding"). Shares of the Portfolios are also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Contract Owners or variable annuity Contract Owners. Although the Company and the Underlying Investment Companies do not currently foresee any such disadvantages to either variable life insurance Contract Owners or variable annuity Contract Owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity Separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes are made, the Company may by appropriate endorsement change the Contract to reflect the substitution or change and will notify Contract Owners of all such changes. If the Company deems it to be in the best interest of Contract Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Subaccount(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Subaccounts or other separate accounts of the Company.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Subaccount in accordance with instructions received from Contract Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Subaccount will be provided with proxy materials of the Underlying Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company will also vote shares in a Subaccount that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which a Contract Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Contract Owner will be determined by dividing the dollar value of the Accumulation Units of the Subaccount credited to the Contract by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Subaccount for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                             CHARGES AND DEDUCTIONS

Deductions under the Contracts and charges against the assets of the Subaccounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectus and Statement of Additional Information of the Trust, VIP, VIP II, T. Rowe and DGPF.

A. Annual Charges Against Variable Account Assets.

Mortality and Expense Risk Charge - The Company makes a charge of 1.25% on an annual basis of the daily value of each Subaccount's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contracts. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contracts and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

Administrative Expense Charge - The Company assesses each Subaccount with a daily charge at an annual rate of 0.20% of the average daily net assets of the Subaccount. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Subaccount, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given contract and the amount of expenses actually attributable to that contract.

Deductions for the Contract Fee (described under B. Contract Fee) and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contracts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

Transfer Charge - The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Contract Year will be free of charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract Year.

The Contract Owner may have automatic transfers of at least $100 a month made on a periodic basis (a) from Subaccount 3 or Sub-Account 5 (which invest in the Money Market Fund and Government Bond Fund of the Trust, respectively) or from the Fixed Account to one or more of the other Subaccounts or (b) in order to reallocate Contract Value among the Subaccounts. The first automatic transfer counts as one transfer towards the twelve transfers which are guaranteed to be free in each contract year. For more information, see "The Contract Transfer Privilege."

Other Charges - Because the Subaccounts purchase shares of the Underlying Funds, the value of the net assets of the Subaccounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The Prospectus and Statement of Additional Information of the Trust, VIP, VIP II, T. Rowe and DGPF contain additional information concerning expenses of the Underlying Funds.

B. Contract Fee.

A $30 Contract Fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is $50,000 or less. The Contract Fee is waived for Contracts issued to and maintained by the Trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract Fee will be deducted from the Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract Fee from a subaccount will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

C. Premium Taxes.

Some states and municipalities impose a premium tax on variable annuity Contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, the premium tax charge is deducted on a pro rata basis when partial withdrawals are made, upon surrender of the Contract, or when annuity payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the purchase payments are received); or

(2) the premium tax charge is deducted when annuity payments begin. In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D. Contingent Deferred Sales Charge.

No charge for sales expense is deducted from payments at the time the payments are made. However, a contingent deferred sales charge is deducted from the Accumulated Value of the Contract in the case of surrender and/or partial redemption of the Contract or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - Accumulated payments not defined as New Payments; and (3) Earnings - the amount of Contract Value in excess of all payments that have not been previously surrendered. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from Old Payments, then from New Payments. Old Payments may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.

Charges for Surrender and Partial Redemption. If a Contract is surrendered, or if New Payments are redeemed, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Contingent Deferred Sales Charges are as follows:

       Years from date of                          Charge as Percentage of New
             Payment                                    Payments Withdrawn
           less than-2                                         8%

                3                                              7%
                4                                              6%
                5                                              5%
                6                                              4%
                7                                              3%
                8                                              2%
                9                                              1%
           Thereafter                                          0%

The amount redeemed equals the amount requested by the Contract Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total contingent deferred sales charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, partial redemptions, and annuitization.

Reduction or Elimination of Withdrawal Charges. Where permitted by law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (a) admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (b) first diagnosed by a licensed physician as having a fatal illness after the issue date of the contract; or (c) physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

For purposes of the above provision, "medical care facility" means any state licensed facility (or, in a state that does not require licensing)a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where contingent deferred sales charges have been waived under any one of three situations discussed above, no additional payments under this Contract will be accepted.

Where permitted by law, no contingent deferred sales charge is imposed (and no commissions will be paid) on contracts issued where both the Contract Owner and the Annuitant on the date of issue are within the following class of individuals: (a) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll;
(b) any director of the Company; (c) any retiree who elected to retire on his/her retirement date; (d) the immediate family members of those persons identified in (a) through (c) above residing in the same household; and (e) any beneficiary who receives a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" incudes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's Pension Plan or any successor plan; and "progress sharing" means the Allmerica Financial Life Insurance Company Employee's Incentive and Profit Sharing Plan or any successor plan.

In addition, from time to time the Company may also reduce the amount of the contingent deferred sales, the period during which it applies, or both, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider (a) the size and type of group; (b) the total amount of payments to be received; (c) other transactions where sales expenses are likely to be reduced. Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly between purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charges is modified to effect certain exchanges of the annuity contracts for the Contracts. See Statement of Additional Information.

Withdrawal Without Surrender Charge. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

     Where (1) is:

     The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings")

     Where (2) is:

     10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calender year to which no contingent deferred sales charge was applied.

     Where (3) is:

     The amount calculated under the Company's life expectancy distribution (see"LED Distributions," below) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner)

For example, an 81 year old Policy Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

     (1)  Cumulative Earnings ($1,000);

     (2)  10% of Accumulated Value ($1,500); or

     (3)  LED distribution of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge will first be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative
Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Surrender Charge has been redeemed. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

LED Distributions. Prior to the Annuity Date a Contract Owner who is also the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option, by returning a properly signed LED request form to the Company's Principal Office. The LED option permits the Contract Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.

If a Contract Owner elects the LED option, in each contract year a fraction of the Accumulated Value is withdrawn based on the Contract Owner's then life expectancy. The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Contract Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Contract Owner may elect monthly, bimonthly, quarterly, semiannual, or annual distributions, and may terminate the LED option at any time. The Contract Owner may also elect to receive distributions under an LED option which is determined on the joint life expectancy of the Contract Owner and a beneficiary. The Company may also offer other systematic withdrawal options.

If a Contract Owner makes withdrawals under the LED distribution prior to age 59, the withdrawals may be treated by the IRS as premature distributions from the Contract. The payments would then be taxed on an "income first" basis, and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General." The LED will cease on the Annuity Date.

Surrenders. In the case of a complete surrender, the amount received by the Contract Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract Fee and any applicable tax withholding and adjusted for any applicable market value adjustment. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Surrender Charge Amount, described above, or the life expectancy distribution, if applicable.

Where a Contract Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Subaccounts as of the valuation date on which a written, signed request is received at the Company's Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Contract in the case of partial redemption, and important tax considerations, see "Surrender" and "Partial Redemption" under "DESCRIPTION OF CONTRACT" and see "FEDERAL TAX CONSIDERATIONS."

Charge at the Time Annuity Benefit Payments Begin. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. However, a Market Value Adjustment may apply. See "Guarantee Period Accounts".

If an owner of a fixed annuity Contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed Contract for a Contract offered in this Prospectus. The proceeds of the fixed Contract, minus any contingent deferred sales charge applicable under the fixed Contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

Sales Expense. The Company pays sales commissions on the Contracts of up to 5% (up to 4% on Contracts originally issued as part of a 401(k) plan) of the payments to registered representatives of Allmerica Investments, Inc. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated contingent deferred sales charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Contract Owners or the Variable Account. Any contingent deferred sales charges assessed on a Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor.

                           DESCRIPTION OF THE CONTRACT

The Contracts are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Contract Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts.

The Contracts offered by the Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts, 01653, is indirectly wholly-owned by the Company. The Contracts also may be purchased from certain independent broker-dealers which are NASD members.

Contract Owners may direct any inquiries to Annuity Customer Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653.

A. Payments.

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a Contract can be issued. These requirements may also include the proper completion of an application. Where permitted, the Company may issue a contract without completion of an application for certain classes of annuity contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

The initial net payment will be credited to the contract as of the date that all underwriting requirements are properly met. If all underwriting requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be immediately returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding underwriting requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.

Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $600. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employee-sponsored retirement plan is less that $600 but more than $300 annually, the Company may issue a contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to Sub-account, 3 -(the Money Market Fund of the Trust).

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated, or, if subsequently changed, according to the most recent allocation instructions. However, to the extent permitted by state law, if the contract is issued as an IRA or is issued in Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, South Carolina, Texas, Utah, Washington and West Virginia, any portion of the initial net payment and of additional net payments received during the contracts's first fifteen days measured from the date of issue, allocated to any subaccount and/or any fixed investment account, will be held in Subaccount 3 (the Money Market Fund of the Trust) until the end of the fifteen day period. Thereafter, these amounts will be allocated as requested.

The Contract Owner may change allocation instruction for new payments pursuant to a written or telephone request. If telephone requests are elected by the Contract Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B. Transfer Privilege.

At any time prior to the Annuity Date a Contract Owner may have amounts transferred among all accounts. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to Subaccount 3, the Money Market Fund of the Trust.

The Contract Owner may have automatic transfers of at least $100 each made on a periodic basis from the Money Market Fund and the Government Bond Fund of the Trust, or from the Fixed Account to one or more of the other Subaccounts or reallocate Contract values among the Subaccounts. Automatic transfers may be made on a monthly, bimonthly, quarterly, semiannual or annual schedule. The first automatic transfer counts as one transfer towards the twelve transfers which are guaranteed to be free in each Contract year.

Currently, the Company makes no charge for transfers. The first twelve (12) transfers in a Contract year are guaranteed to be free of any charge. For the seventh and each subsequent transfer in a Contract year the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

C. Surrender.

At any time prior to the Annuity Date, a Contract Owner may surrender the Contract and receive its Accumulated Value, less applicable charges and adjusted for any market value adjustment ("Surrender Amount"). The Contract Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Company's Principal Office. The amount payable to the Contract Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Company's Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full contract years. See "CHARGES AND DEDUCTIONS." The Contract Fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts under which future annuity payments are limited to a specified period (as specified in the Period Certain Annuity Option) may be surrendered. The Surrender Amount is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Subaccount in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and partial redemptions of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Contract Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

D. Partial Redemption.

At any time prior to the Annuity Date, a Contract Owner may redeem a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Contract Owner must file a signed, written request for redemption, satisfactory to the Company, at the Company's Principal Office. The written request must indicate the dollar amount the Contract Owner wishes to receive and the accounts from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Contract Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts redeemed from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS".

Where allocations have been made to more than one account, a percentage of the partial redemption may be allocated to each such account. A partial redemption from a Subaccount will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Company's principal office.

Each partial redemption must be in a minimum amount of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "Surrender."

After the Annuity Date, only Contracts under which future variable annuity benefit payments are limited to a specified period may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For  important  restrictions  on  withdrawals  which are  applicable to Contract
Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "I. Public School Systems and Certain Tax Exempt Organizations" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see "FEDERAL TAX CONSIDERATIONS."

E. Death Benefit.

If the Annuitant dies (or a Contract Owner predeceases the Annuitant) prior to the Annuity Date while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract continues as provided in "F. THE SPOUSE OF THE CONTRACT OWNER AS BENEFICIARY."

Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Contract increased for any positive Market Value Adjustment or (b) gross payments accumulated daily at 5% starting on the date each payment is applied, reduced proportionately to reflect withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal; or (c) or the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and reduced proportionally to reflect withdrawals after that date.

If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit will never be reduced by a negative Market Value Adjustment. The death benefit will generally be paid to the Beneficiary in one sum within 7 days of the receipt of due proof of death unless the Owner has specified a death benefit annuity option. Instead, the Beneficiary may, by Written Request, elect to:

     (a) defer distribution of the death benefit for a period no more than 5 years from the date of death; or

     (b) receive a life annuity or an annuity for a period certain not extending beyond the Beneficiary's life expectancy. Annuity benefit payments must begin within one year from the date of death.

If distribution of the death benefit is deferred under (a) or (b), any value in the Guarantee Period Accounts will be transferred to the Money Market, Sub-Account 3. The excess, if any, of the death benefit over the Accumulated Value will also be added to the Money Market Sub- Account. The Beneficiary may, by Written Request, effect transfers and withdrawals during the deferral period and prior to annuitization under (b), but may not make additional payments. If there are multiple Beneficiaries, the consent of all is required.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of the Annuitant's death has been received at the Company's principal office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

F. The Spouse of the Contract Owner as Beneficiary.

The Contract Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Contract Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (a) any value in the Guarantee Period Accounts will be transferred to the Money Market Subaccount; (b) the excess, if any, of the death benefit over the Contract's Accumulated Value will also be added to the Money Market Subaccount. Additional payments may be made; however, a Surrender charge will apply to these amounts. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Contract Owner will not be entitled to continue the Contract upon such new Owner's death.

G. Assignment.

The Contracts, other than those sold in connection with certain qualified plans, may be assigned by the Contract Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Contract Owner in full settlement of all liability under the Contract. The interest of the Contract Owner and of any beneficiary will be subject to any assignment.

H. Electing the Form of Annuity and the Annuity Date.

Subject to certain restrictions described below, the Contract Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Account(s) selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Subaccount(s) is made monthly, quarterly, semiannually or annually. Since the value of an Annuity Unit in a Subaccount will reflect the investment performance of the Subaccount, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $20. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $20. The Company reserves the right to increase these minimum amounts. If the annuity option(s) selected does not produce initial payments which meet these minimums, a single payment will be made. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where future annuity payments are limited to a "period certain." Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Annuity Date is selected by the Contract Owner. To the extent permitted in your state, the Annuity Date may be the first day of any month (a) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (b) within 10 years from the date of issue of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Contract Owner may elect to change the Annuity Date by sending a request to the Company's Principal Office at least one month before the new Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Internal Revenue Code and the terms of qualified plans impose limitations on the age at which annuity payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

If the Contract Owner does not elect otherwise, a variable life annuity with periodic payments for 10 years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

I. Description of Variable Annuity Options.

The Company provides the variable annuity options described below. Currently, Variable annuity options may be funded through the Growth Fund, the Money Market Fund, the Equity Index Fund, or the Select Growth and Income Fund.

The Company also provides these same options funded through the fixed account (fixed-amount annuity option). Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

A Variable Life Annuity with Payments Guaranteed for 10 years. A variable annuity payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

A Variable Life Annuity payable periodically during the lifetime of the payee only. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. However, payments will continue during the lifetime of the payee, no matter how long the payee lives.

A Unit Refund Variable Life Annuity is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2) then periodic variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

     Where:    (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment (which determines the greatest number of payment payable to the beneficiary), and

               (2) is the number of payments paid prior to the death of the payee,

Joint and Survivor Variable Life Annuity is payable jointly to two payees during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

Joint and Two-thirds Survivor Variable Life Annuity is a variable annuity payable jointly to two payees during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. However, the amount of each periodic payment to the survivor is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

Period Certain Variable Annuity is a variable annuity, with periodic payments for a stipulated number of years ranging from one to thirty.

It should be noted that the Period Certain Option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the Period Certain Option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a Period Certain Option.

J. Norris Decision.

In the case of Arizona Governing Committee v. Norris, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

K. Computation of Values and Annuity Payments.

The Accumulation Unit. Each net payment is allocated to the account(s) selected by the Contract Owner. Allocations to the Subaccounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Subaccount. The number of Accumulation Units of each Subaccount credited to the Contract is equal to the portion of the net payment allocated to the Subaccount, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Subaccount varies from Valuation Date to Valuation Date based on the investment experience of that Subaccount and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Subaccount.

Allocations to the Guarantee Period Account and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See ___________________.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Subaccount by the value of an Accumulation Unit of that Subaccount on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account, if any.

Adjusted Gross Investment Rate. At each Valuation Date an adjusted gross investment rate for each Subaccount for the Valuation Period then ended is determined from the investment performance of that Subaccount. Such rate is (1) the investment income of that Subaccount for the Valuation Period, plus capital gains and minus capital losses of that Subaccount for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Subaccount's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

Net Investment Factor

The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to
1.000000 plus the result from dividing (a) by (b) and subtracting (c) and (d) where:

          (a) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

          (b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

          (c) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets, and

          (d) is an administrative charge of .15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see "ANNUITY PAYMENTS" in the Statement of Additional Information.

The Annuity Unit. On and after the Annuity Date the Annuity Unit is a measure of the value of the Annuitant's monthly annuity payments under a variable annuity option. The value of an Annuity Unit in each Subaccount initially was set at $1.00. The value of an Annuity Unit under a Subaccount on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Subaccount for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

Determination of the First and Subsequent Annuity Payments. The first periodic annuity payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity payment is due. Currently, variable annuity payments are made on the first of a month based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For Life Option and Noncommutable Period Certain Options of 10 or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than 10 years, the value is surrender value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983 Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "J. Norris Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity payments will increase over periods when the actual net investment result of the Subaccount(s) funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Subaccount is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity payment under life annuity options and non-commutable period certain options of 10 years or more is determined by multipyling (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than 10 years, the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Subaccount(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit is determined by multiplying this fixed number of Annuity Units by the value of an Annuity unit on the applicable Valuation Date.

After the first payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Subaccount(s). The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

The Company may from time to time offer its Contract Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Contract Owners of the same class.

For an illustration of variable annuity payment calculation using a hypothetical example, see "ANNUITY PAYMENTS" in the Statement of Additional Information.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this annuity Contract or any benefits offered under these accounts may be subject to the provisions of the Securities Act of 1933 relating to the accuracy and completeness of statements made in the Prospectus.

Investment Options - In most jurisdictions, there are currently seven Guarantee period Accounts available under this Contract with Guarantee Periods of three, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Contract Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time-to-time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Rate off Interest be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract was initially issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Contract owners may allocate net payments or make transfers from any of the subaccounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Contract Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Account. The Contract Owner may allocate amounts to any of the Guarantee Periods available. Notwithstanding any other provision in this Prospectus, with respect to contracts issued in the state of Pennsylvania, no amounts may be allocated or transferred to any Guarantee Period that would extend more than six months beyond the Annuity Date in effect on the date the allocation or transfer is effected.

At least 45 days, but not more that 75 days prior to the end of a Guarantee Period, the Company will notify the Contract Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the subaccounts, the Fixed Amount or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period Account value will be automatically applied to a new Guarantee period Account with the same duration unless less than $1,000 remains in the Guarantee Period Account on the expirations date or the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market subaccount.

Market Value Adjustment - No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of the Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See " Death Benefit". A Market Value Adjustment will apply to all other transfers or withdrawals, or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken form each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)]to the power of n/365 -1

where:

i is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

If the Guaranteed Interest Rate being credited is lower than the current Guaranteed Interest Rate, the Market Value Adjustment will decrease the Guarantee Period Account value. Similarly, if the Guaranteed Interest Rate being credited is higher than the current Guaranteed Interest Rate, the Market Value Adjustment will increase the Guarantee Period Account value. The Market Value Adjustment will never result in a change to the value more than the interest earned in excess of the Minimum Guarantee Period Account Interest Rate (see Specifications page) compounded annually from the beginning of the current Guarantee Period. For examples of how the Market Value Adjustment works, See Appendix __________.

Withdrawals - Prior to the Annuity Date, the Contract Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "Partial Redemptions" and "Surrender." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: a) a market value adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and b) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six ;months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a Contingent Deferred Sales Charge applies to the withdrawal, it will be calculated as set forth under "Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on redemptions or surrenders, on annuity payments, and on the economic benefit to the Contract Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the Internal Revenue Service (IRS).

It should be recognized that the following discussion of federal income tax aspects of amounts received under variable annuity Contracts is not exhaustive, does not purport to cover all situations and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contracts, the Separate Account or the Subaccounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners and with respect to each Separate Account as though that Separate Account were a separate taxable entity.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a mutual life insurance company under subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

The Internal Revenue Service has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Internal Revenue Code ("Code"). The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the Contract Owner, would be treated as ordinary income received or accrued by the Contract Owner. It is anticipated that the Funds of the Allmerica Investment Trust, the Portfolios of VIP and VIP II, the Portfolio of T. Rowe and the Series of DGPF will comply with the diversification requirements.

A. Qualified and Non-Qualified Contracts.

From a federal tax viewpoint there are two types of variable annuity Contracts, "qualified" Contracts and "non-qualified" Contracts. A qualified Contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, 408, or 457 of the Code, while a non-qualified Contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified Contract or a non-qualified Contract. For more information on the tax provisions applicable to qualified Contracts, see Sections D through J, below.

B. Taxation of the Contracts in General.

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see K below), be considered annuity Contracts under Section 72 of the Internal Revenue Code (the "Code"). This section provides for the taxation of annuities. The following discussion concerns annuities subject to
Section 72. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity Contracts issued by the same insurance company to the same Contract Owner during the same calendar year be treated as a single Contract in determining taxable distributions under Section 72(e).

With certain exceptions, any increase in the Accumulated Value of the Contract is not taxable to the Contract Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, to the extent of the amount withdrawn any investment gain in value over the cost basis of the Contract would be taxed as ordinary income. Under the current provisions of the Code, amounts received under a non-qualified Contract prior to the Annuity Date (including payments made upon the death of the Annuitant or Contract Owner), or as non-periodic payments after the Annuity Date, are generally first attributable to any investment gains credited to the Contract over the taxpayer's basis (if any) in the Contract. Such amounts will be treated as income subject to federal income taxation.

A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59-1/2. The penalty tax will not be imposed after age 59-1/2, or if the withdrawal follows the death of the Contract Owner (or, if the Contract Owner is not an individual, the death of the primary Annuitant, as defined in the Code), or in the case of the "total disability" (as defined in the Code) of the Annuitant. Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Contract Owner elects to have distributions made over the Contract Owner's life expectancy, or over the joint life expectancy of the Contract Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same.

In a private letter ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's life expectancy distribution ("LED") option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions were therefore subject to the 10% federal penalty tax. This private letter ruling may be applicable to a Contract Owner who receives distributions under the LED option prior to age 59 1/2.
Subsequent private letter rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

If the Contract Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Contract Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to the excess, if any, of the Surrender Value of the Contract over the Contract Owner's cost basis at the time of the transfer. The transfer is also subject to federal gift tax provisions. Where the Contract
Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Contract Owner as such. However, the Contract Owner will not incur taxable income. Rather the Annuitant will incur taxable income upon receipt of annuity payments as discussed below.

When annuity payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion is generally determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the last Annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

C. Tax Withholding and Penalties.

The Code requires withholding with respect to payments or distributions from employee benefit plans, annuities, and IRAs, unless a taxpayer elects not to have withholding. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

In certain situations, the Code provides for a tax penalty if, prior to death, disability or attainment of age 59 1/2, a Contract Owner makes a withdrawal or receives any amount under the Contract, unless the distribution is in the form of a life annuity (including life expectancy distributions). The penalty is 10% of the amount includible in income by the Contract Owner.

The tax treatment of certain partial redemptions or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount redeemed or surrendered is allocable to an investment in the Contract made before or after certain dates.*

D. Provisions Applicable to Qualified Employer Plans.

The tax rules applicable to qualified employer plans, as defined by the Code, vary according to the type of plan and the terms and conditions of the plan itself. Therefore, the following is general information about the use of the Contracts with various types of qualified plans. The rights of any person to any benefits under such qualified plans will be subject to the terms and conditions of the qualified plans themselves regardless of the terms and conditions of the Contract.

A loan to a participant or beneficiary from plans qualified under Sections 401 and 403 or an assignment or pledge of an interest in such a plan is generally treated as a distribution. This general rule does not apply to loans which contain certain repayment terms and do not exceed a specified maximum amount, as required under Section 72(p).

E. Qualified Employee Pension and Profit Sharing Trusts and Qualified Annuity Plans.

When an employee (including a self-employed individual) or one or more of the employee's beneficiaries receives a "lump sum" distribution (a distribution from a qualified plan described in Code Section 401(a) within one taxable year equal to the total amount payable with respect to such an employee) the taxable portion of such distribution may qualify for special treatment under a special five-year income averaging provision of the Code. The employee must have had at least 5 years of participation under the plan, and the lump sum distribution must be made after the employee has attained age 59 1/2 or on account of his or her death, separation from the employer's service (in the case of a common-law employee) or disability (in the case of a self-employed individual). Such treatment can be elected for only one taxable year once the individual has reached age 59 1/2. An employee who attained age 50 before January 1, 1986 may elect to treat part of the taxable portion of a lump-sum distribution as long-term capital gains and may also elect 10-year averaging instead of five-year averaging.

The Company can provide prototype plans for certain of the pension or profit sharing plans for review by your legal counsel. For information, ask your agent.

F. Self-Employed Individuals.

The Self-Employed Individuals Tax Retirement Act of 1962, as amended, frequently referred to as "H.R. 10", allows self-employed individuals and partners to establish qualified pension and profit sharing trusts and annuity plans to provide benefits for themselves and their employees.

These plans generally are subject to the same rules and requirements applicable to corporate qualified plans, with some special restrictions imposed on "owner-employees." An "owner-employee" is an employee who (1) owns the entire interest in an unincorporated trade or business, or (2) owns more than 10% of either the capital interest or profits interest in a partnership.

G. Individual Retirement Account Plans.

Any individual who earns "compensation" (as defined in the Code and including alimony payable under a court decree) from employment or self-employment, whether or not he or she is covered by another qualified plan, may establish an Individual Retirement Account or Annuity plan ("IRA") for the accumulation of retirement savings on a tax-deferred basis. Income from investments is not included in "compensation." The assets of an IRA may be invested in, among other things, annuity Contracts including the Contracts offered by this Prospectus.

Contributions to the IRA may be made by the individual or on behalf of the individual by an employer. IRA contributions may be deductible up to the lesser of (1) $2,000 or (2) 100% of compensation. The deduction is reduced proportionately for adjusted gross income between $40,000 and $50,000 (between $25,000 and $35,000 for unmarried taxpayers and between $0 and $10,000 for a married taxpayer filing separately) if the taxpayer and his or her spouse file a joint return and either is an active participant in an employer sponsored retirement plan.

An individual and a working spouse each may have an IRA with the above-described limit on each. An individual with an IRA may establish an additional IRA for a non-working spouse if they file a joint return. Contributions to the two IRAs together are deductible up to the lesser of $2,250 or 100% of compensation.

No deduction is allowed for contributions made for the year in which the individual attains age 70 1/2 and years thereafter. Contributions for that year and for years thereafter will result in certain adverse tax consequences.

Non-deductible contributions may be made to IRAs until the year in which the individual attains age 70 1/2. Although these contributions may not be deducted, taxes on their earnings are deferred until the earnings are distributed. The maximum permissible non-deductible contribution is $2,000 for an individual taxpayer and $2,250 for a taxpayer and non-working spouse. These limits are reduced by the amount of any deductible contributions made by the taxpayer.

Contributions may be made with respect to a particular year until the due date of the individual's federal income tax return for that year, not including extensions. However, for reporting purposes, the Company will regard contributions as being applicable to the year made unless it receives notice to the contrary.

All annuity payments and other distributions under an IRA will be taxed as ordinary income unless the owner has made non-deductible contributions. In addition, a minimum level of distributions must begin no later than April 1 following the year in which the individual attains age 70 1/2, and failure to make adequate distributions at this time may result in certain adverse tax consequences to the individual.

Distributions from all of an individual's IRAs are treated as if they were a distribution from one IRA and all distributions during the same taxable year are treated as if they were one distribution. An individual who makes a non-deductible contribution to an IRA or receives a distribution from an IRA during the taxable year must provide certain information on the individual's tax return to enable the IRS to determine the proportion of the IRA balance which represents non-deductible contributions. If the required information is provided, that part of the amount withdrawn which is proportionate to the individual's aggregate non-deductible contributions over the aggregate balance of all of the individual's IRAs, is excludable from income.

Distributions which are a return of a non-deductible contribution are non-taxable, as they represent a return of basis. If the required information is not provided to the IRS, distributions from an IRA to which both deductible and non-deductible contributions have been made are presumed to be fully taxable.

H. Simplified Employee Pensions.

Employers may establish Simplified Employee Pensions ("SEPs") under Code Section 408(k) if certain requirements are met. A SEP is an IRA to which the employer contributes under a written formula. Currently, a SEP may accept employer contributions each year up to $30,000 or 15% of compensation (as defined), whichever is less. To establish SEPs the employer must make a contribution for every employee age 21 and over who has performed services for the employer for at least three of the five immediately preceding calendar years and who has earned at least $300 for the year.

The employer's contribution is excluded from the employee's gross income for the taxable year for which it was made up to the $30,000/15% limit. In addition to the employer's contribution, the employee may contribute 100% of the employee's earned income, up to $2,000, to the SEP, but such contributions will be subject to the rules described above in "F. Individual Retirement Account Plans."

These plans are subject to the general employer's deduction limitations applicable to all corporate qualified plans.

I. Public School Systems and Certain Tax-Exempt Organizations.

Under the provisions of Section 403(b) of the Code, payments made for annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the aggregate purchase payments for such annuity Contracts in any year do not exceed the maximum contribution permitted under the Code.

A Contract qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) may not begin before the employee attains age 59 1/2, separates from service, dies, or becomes disabled. In the case of hardship a Contract Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax. The distribution restrictions are effective for years beginning after December 31, 1988, but only with respect to amounts that were not held under the Contract as of that date.

J. Texas Optional Retirement Program.

Under a Code Section 403(b) annuity contract issued as a result of participation in the Texas Optional Retirement Program, distributions may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting the Texas laws governing the Optional Retirement Program.

K. Section 457 Plans for State Governments and Tax-Exempt Entities.

Code Section 457 allows employees of a state, one of its political subdivisions, or certain tax-exempt entities to participate in eligible government deferred compensation plans. An eligible plan, by its terms, must not allow deferral of more than $7,500 or 33 1/3% of a participant's includible compensation for the taxable year, whichever is less. Includible compensation does not include amounts excludable under the eligible deferred compensation plan or amounts paid into a Code Section 403(b) annuity. The amount a participant may defer must be reduced dollar-for-dollar by elective deferrals under a SEP, 401(k) plan or a deductible employee contribution to a 501(c)(18) plan. Under eligible deferred compensation plans the state, political subdivision, or tax-exempt entity will be owner of the Contract.

If an employee also participates in another eligible plan or contributes to a Code Section 403(b) annuity, a single limit of $7,500 will be applied for all plans. Additionally, the employee must designate how much of the $7,500 or 33 1/3% limitation will be allocated among the various plans. Contributions to an eligible plan will serve to reduce the maximum exclusion allowance for a Code
Section 403(b) annuity. Amounts received by employees under such plans generally are includible in gross income in the year of receipt.

L. Non-individual Owners.

Non-individual Owners (e.g., a corporation) of deferred annuity contracts generally will be currently taxed on any increase in the cash surrender value of the deferred annuity attributable to contributions made after February 28, 1986. This rule does not apply to immediate annuities or to deferred annuities held by a qualified pension plan, an IRA, a 403(b) plan, estates, employers with respect to terminated pension plans, or a nominee or agent holding a contract for the benefit of an individual. Corporate-owned annuities may result in exposure to the alternative minimum tax, to the extent that income on the annuities increases the corporation's adjusted current earnings.

                                     REPORTS

A Contract Owner is sent a report semi-annually which states certain financial information about the Underlying Funds. The Company will also furnish an annual report to the Contract Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations.

Loans From the General Account (Qualified Policies Only)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all accounts accumulation in the General Account, where available. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the Federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five (5) years. When repayments are received they will be allocated inaccordance with the Contract Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                  CHANGES IN OPERATION OF THE VARIABLE ACCOUNT

The Company  reserves the right,  subject to compliance  with applicable law, to
(1) transfer assets from any Separate Account or Subaccount to another of the Company's variable accounts or Subaccounts having assets of the same class, (2) to operate the variable account or any Subaccount as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable account under the 1940 Act in accordance with the requirements of the 1940 Act and (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Subaccount, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Subaccount. In no event will the changes described above be made without notice to Contract Owners in accordance with the 1940 Act.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable account or of the Subaccounts.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the Securities and Exchange Commission. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the Commission's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is made up of all of the general assets of the Company other than those allocated to the separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an Excess Amount is redeemed, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract less than nine full contract years.

                                   APPENDIX B

                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT



PART 1:  SURRENDER CHARGES



FULL SURRENDER


Assume a Purchase Payment of $50,000 is made on the Date of Issue and no additional Purchase Payments are made. Assume there are no partial withdrawals and that the free withdrawal amount is equal to the greater of 15% of the current Account Value or the accumulated earnings in the contract. The table below presents examples of the surrender charge resulting from a full surrender of the Participant's Account, based on hypothetical Account Values.



                   Hypothetical       Free         Surrender
       Account        Account      Withdrawal       Charge        Surrender
        Year           Value         Amount       Percentage       Charge
        ----           -----         ------       ----------       ------
          1          54,000.00      8,100.00          7%          3,213.00

          2          58,320.00      8,748.00          6%          2,974.32

          3          62,985.60      12,985.60         5%          2,500.00

          4          68,024.45      18,024.45         4%          2,000.00

          5          73,466.40      23,466.40         3%          1,500.00

          6          79,343.72      29,343.72         2%          1,000.00

          7          85,691.21      35,691.21         1%           500.00

          8          92,546.51      42,546.51         0%            0.00

PARTIAL WITHDRAWAL

Assume a Purchase Payment of $50,000 is made on the Date of Issue and no additional Purchase Payments are made. Assume that the free withdrawal amount is equal to the greater of 15% of the current Account Value or the accumulated earnings in the contract and there are partial withdrawals as detailed below. The table below presents examples of the surrender charge resulting from partial surrenders of the Participant's Account, based on hypothetical Account Values.


           Hypothetical                    Free        Surrender
Account       Account       Partial     Withdrawal      Charge       Surrender
 Year          Value      Withdrawal      Amount      Percentage      Charge
 ----          -----      ----------      ------      ----------      ------
   1         54,000.00       0.00        8,100.00         7%           0.00

   2         58,320.00       0.00        8,748.00         6%           0.00

   3         62,985.60       0.00        12,985.60        5%           0.00

   4         68,024.45     30,000.00     18,024.45        4%          479.02

   5         41,066.40     10,000.00     6,159.96         3%          115.20

   6         33,551.72     5,000.00      5,032.76         2%           0.00

   7         30,835.85     10,000.00     4,625.38         1%           53.75

   8         22,502.72     15,000.00     3,375.41         0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:

                  n/365
     [(1+i)/(1+j)]     -1

The following examples assume:

     1. The Purchase Payment was allocated to a ten year guarantee period with a guaranteed interest rate of 8%.

     2. The date of surrender is seven years (2555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers of partial withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.


NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

                                                     n/365
          The market value factor  =    [(1+i)/(1+j)]     -1

                                                         2555/365
                                   =    [(1+.08)/(1+.10)]        -1

                                                7
                                   =    (.98182) -1

                                   =    -.12054

     The market value adjustment   =    the market value factor multiplied by
                                        the withdrawal

                                   =    -.12054*$62,985.60

                                   =    -$7,592.11


POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

                                                     n/365
         The market value factor   =    [(1+i)/(1+j)]     -1

                                                        2555/365
                                   =    [(1+.08)/(1+.07)]        -1

                                                7
                                   =    (1.0093) -1

                                   =    .06694


     The market value adjustment   =    the market value factor multiplied by
                                        the withdrawal

                                   =    .06694*$62,985.60

                                   =    $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


                                                     n/365
          The market value factor  =    [(1+i)/(1+j)]     -1

                                                         2555/365
                                   =    [(1+.08)/(1+.11)]        -1

                                                7
                                   =    (.97297) -1

                                   =    -.17454

     The market value adjustment   =    Minimum of the market value factor
                                        multiplied by the withdrawal or the
                                        negative of the excess interest earned
                                        over 3%

                                   =    Min(-.17454*$62,985.60 or -$8,349.25)

                                   =    Min(-$10,993.51 or -$8,349.25)

                                   =    -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

                                                     n/365
         The market value factor   =    [(1+i)/(1+j)]     -1

                                                        2555/365
                                   =    [(1+.08)/(1+.06)]        -1

                                                 7
                                   =    (1.01887) -1

                                   =    .13981


     The market value adjustment   =    Minimum of the market value factor
                                        multiplied by the withdrawal or the
                                        excess interest earned over 3%

                                   =    Min(.13981*$62,985.60 or $8,349.25)

                                   =    Min($8,806.02 or $8,349.25)

                                   =    $8,349.25

                                   APPENDIX C


                                THE DEATH BENEFIT



PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a Purchase Payment of $50,000 is made on the Date of Issue and no additional Purchase Payments are made. Assume there are no partial withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Account Values.


                             Hypothetical
              Hypothetical      Market                                                   Hypothetical
                 Account         Value          Death          Death          Death          Death
   Year           Value       Adjustment     Benefit (a)    Benefit (b)    Benefit (c)      Benefit
   ----           -----       ----------    ------------    -----------    -----------      -------
     1          53,000.00        0.00         53,000.00      52,500.00      50,000.00      53,000.00

     2          53,530.00       500.00        54,030.00      55,125.00      53,000.00      55,125.00

     3          58,883.00        0.00         58,883.00      57,881.25      55,125.00      58,883.00

     4          52,994.70       500.00        53,494.70      60,775.31      58,883.00      60,775.31

     5          58,294.17        0.00         58,294.17      63,814.08      60,775.31      63,814.08

     6          64,123.59       500.00        64,623.59      67,004.78      63,814.08      67,004.78

     7          70,535.95        0.00         70,535.95      70,355.02      67,004.78      70,535.95

     8          77,589.54       500.00        78,089.54      73,872.77      70,535.95      78,089.54

     9          85,348.49        0.00         85,348.49      77,566.41      78,089.54      85,348.49

    10          93,883.34        0.00         93,883.34      81,444.73      85,348.49      93,883.34

Death Benefit (a) is the Account Value increase by any positive Market Value Adjustment

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have payable on the most recent contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING PARTIAL WITHDRAWALS

Assume a Purchase Payment of $50,000 is made on the Date of Issue and no additional Purchase Payments are made. Assume there are partial withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Account Values.

                                            Hypothetical
              Hypothetical                     Market                                                   Hypothetical
                 Account        Partial         Value          Death          Death          Death          Death
   Year           Value       Withdrawal     Adjustment     Benefit (a)    Benefit (b)    Benefit (c)      Benefit
   ----           -----       ----------     ----------     -----------    -----------    -----------      -------
     1          53,000.00        0.00           0.00         53,000.00      52,500.00      50,000.00      53,000.00

     2          53,530.00        0.00          500.00        54,030.00      55,125.00      53,000.00      55,125.00

     3          3,883.00       50,000.00        0.00         3,883.00       3,816.94       3,635.18       3,883.00

     4          3,494.70         0.00          500.00        3,994.70       4,007.79       3,883.00       4,007.79

     5          3,844.17         0.00           0.00         3,844.17       4,208.18       4,007.79       4,208.18

     6          4,228.59         0.00          500.00        4,728.59       4,418.59       4,208.18       4,728.59

     7          4,651.45         0.00           0.00         4,651.45       4,639.51       4,728.59       4,728.59

     8          5,116.59         0.00          500.00        5,616.59       4,871.49       4,728.59       5,616.59

     9          5,628.25         0.00           0.00         5,628.25       5,115.07       5,616.59       5,628.25

    10           691.07        5,000.00         0.00          691.07         599.51         628.25         691.07

Death Benefit (a) is the Account Value increase by any positive Market Value Adjustment

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have payable on the most recent contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a Purchase Payment of $50,000 is made on the Date of Issue and no additional Purchase Payments are made. Assume there are no partial withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Account Values.

                             Hypothetical
              Hypothetical      Market      Hypothetical
                 Account         Value          Death
   Year           Value       Adjustment       Benefit
   ----           -----       ----------       -------
     1          53,000.00        0.00         53,000.00

     2          53,530.00       500.00        54,030.00

     3          58,883.00        0.00         58,883.00

     4          52,994.70       500.00        53,494.70

     5          58,294.17        0.00         58,294.17

     6          64,123.59       500.00        64,623.59

     7          70,535.95        0.00         70,535.95

     8          77,589.54       500.00        78,089.54

     9          85,348.49        0.00         85,348.49

    10          93,883.34        0.00         93,883.34

The hypothetical Death Benefit is the Account Value increase by any positive Market Value Adjustment.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                      INDIVIDUAL VARIABLE ANNUITY POLICIES
                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
       Individual Variable Annuity Policies Funded through Subaccounts of

                              Separate Account VA-K

      Investing in Shares of Allmerica Investment Trust, Variable Insurance
           Products Fund, Variable Insurance Products Fund II,
             T. Rowe Price International Series, Inc. and
                       Delaware Group Premium Fund, Inc.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE SEPARATE ACCOUNT DATED APRIL 30, 1996 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CUSTOMER SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653




                             DATED APRIL 30, 1996

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY...............................................2

TAXATION OF THE SEPARATE ACCOUNT AND THE COMPANY..............................3

SERVICES......................................................................3

UNDERWRITERS..................................................................3

ANNUITY PAYMENTS..............................................................4

PERFORMANCE INFORMATION.......................................................5

FINANCIAL STATEMENTS..........................................................9


                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K ("Separate Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("Company") established by vote of the Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1995, the Company had over $___ billion in assets and over $___ billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995 and adopted its present name. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1995 First Allmerica and its subsidiaries (including the Company) had over $____billion in combined assets and over $___billion in life insurance in force.

Currently, 18 Subaccounts of the Separate Account are available under the Policies. Each Subaccount invests in a corresponding investment portfolio of Allmerica Investment Trust, ("Trust"), Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe") or Delaware Group Premium Fund, Inc. ("DGPF"). (The Trust is managed by Allmerica Investment Management Company, Inc. VIP and VIP II are managed by Fidelity Management and Research Company ("Fidelity Management"). The International Stock Portfolio of T. Rowe is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"). The International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers").

The Trust, VIP, VIP II, T. Rowe and DGPF are open-end, diversified series investment companies. Eleven different Funds of the Trust are available under the Policies: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Growth Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund.

Certain of these Funds may not be available in all states. Four Portfolios of VIP are available under the Policies: the High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, and Overseas Portfolio. One Portfolio of VIP II is available under the Policies: the Asset Manager Portfolio. One portfolio of T. Rowe is available under the Policies: the International Stock Portfolio. The International Equity Series is the only Series of DGPF available under the Policies. Each Fund, Portfolio and Series available under the Policies (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

           TAXATION OF THE POLICIES, SEPARATE ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Policy, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Policies or the Separate Account.

The Separate Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Code and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Policies or the Separate Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Policy Owners. The Separate Account presently is not subject to tax.

                                    SERVICES


Custodian of Securities. The Company serves as custodian of the assets of the Separate Account. Underlying Fund shares owned by the Subaccounts are held on an open account basis. A Subaccount's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and not represented by any transferable stock certificates.

Independent Accountants. The financial statements of the Company as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and of Separate Account VA-K ExecAnnuity Plus of the Company as of December 31, 1995 and the periods in 1995 and 1994 indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                                  UNDERWRITERS

Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter and general distributor for the Policies pursuant to a contract between Allmerica Investments, Inc., the Company and the Separate Account. Allmerica Investments, Inc. distributes the Policies on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of First Allmerica and is, at present, indirectly wholly-owned by First Allmerica.

The Policies offered by this Prospectus are offered continuously and may be purchased from NASD registered representatives of Allmerica Investments, Inc. and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity policies.

Commissions are paid by the Company to its licensed insurance agents on sales of the Policies. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, partial redemption and/or annuitization charges, the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Policies are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments, Inc. receive commissions equal to 5% (4% on Policies originally issued as part of a 401(k) plan) of Purchase Payments. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

The aggregate amount of commissions paid to representatives of Allmerica Investments, Inc. with respect to sales of the Company's Variable Annuity Policies was $_____________ in 1995, $26,842,152.00 in 1995 and $21,276,666.00
in 1993.

Commissions are paid by the Company and do not result in any charge to Policy Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

                                ANNUITY PAYMENTS

The method by which the Accumulated Value under the Policy is determined is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

Illustration of Accumulation Unit Calculation Using Hypothetical Example. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Subaccount at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period..............$ 1.135000

(2) Value of Assets - Beginning of Valuation Period..................$5,000,000

(3) Excess of investment income and net gains over capital losses........$1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2)....0.000335

(5) Annual Charge (one day equivalent of 1.45% per annum)..............0.000039

(6) Net Investment Rate (4)-(5)........................................0.000296

(7) Net Investment Factor 1.000000 + (6)...............................1.000296

(8) Accumulation Unit Value - Current Period (1)x(7).................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Policy Values and Annuity Payments" in the Prospectus.

Illustration of Variable Annuity Payment Calculation Using Hypothetical Example. The determination of the

Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Policy is $44,800 (40,000 x $1.120000). Assume also that the Policy Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Growth Account for the Valuation Period applicable to the next annuity payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3-1/2% per annum) produces a factor of 1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

                             PERFORMANCE INFORMATION

Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other materials information on various topics of interest to Policy Owners and prospective Policy Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for such financial instruments.


Total Return

"Total Return" refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Subaccounts asset charge and any applicable contingent deferred sales load which would be assessed upon complete redemption of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

         P(1 + T)to the power or n = ERV

Where:   P = a hypothetical initial payment to the Separate Account of $1,000

             T = average annual total return
             n = number of years

         ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Subaccount. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

       Policy year from date of payment                 Charge as Percentage
         in which Surrender Occurs                    of New Payments redeemed*
          -------------------------                    -------------------------

                    1-2                                        8%
                      3                                        7%
                      4                                        6%
                      5                                        5%
                      6                                        4%
                      7                                        3%
                      8                                        2%
                      9                                        1%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to the greater of Cumulative Earnings, 10% of the Accumulated Value under the Policy or the life expectancy distribution, is not subject to the contingent sales load.

The calculations of Total Return include the deduction of the $30 Annual Policy fee.

                                TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995
                                 (Assuming COMPLETE redemption of the investment)

                                                                                    Average Annual
                                                              Total Return for     Total Return since
      SUBACCOUNT                     NAME                     year ended 12/31/95     inception*
      ----------                     ----                     -------------------     ----------

     Sub-Account 1                   Growth                      -8.46%                4.79%
     Sub-Account 2              Investment Grade                 -11.53%               4.12%
     Sub-Account 3                Money Market                   -4.74%                0.71%
     Sub-Account 4                Equity Index                   -7.58%                4.81%
     Sub-Account 5               Government Bond                 -9.49%                2.90%
     Sub-Account 6          Select Aggressive Growth             -10.89%               9.54%
     Sub-Account 7                Select Growth                  -10.09%              -1.67%
     Sub-Account 8          Select Growth and Income             -7.90%                0.17%
     Sub-Account 9               Small Cap Value                 -15.04%               0.32%
     Sub-Account 11           Select Int'l. Equity                 N/A                -11.60%
     Sub-Account 12        Select Capital Appreciation             N/A                  N/A
     Sub-Account 102                High Income                   -10.15%              10.99%
     Sub-Account 103               Equity-Income                  -1.65%               11.56%
     Sub-Account 104                  Growth                      -8.63%                9.89%
     Sub-Account 105                 Overseas                     -6.92%                5.04%
     Sub-Account 106               Asset Manager                    N/A                -9.49%
     Sub-Account 150            International Stock                 N/A                  N/A
     Sub-Account 20           International Equity               -6.00%                4.29%


* Inception  Returns  reflect  the  average  annual  total  return.  The date of inception  respecting  Subaccounts  1-5 and  102-105  was  9/3/91.  The  date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount 20 was 5/3/93. The date of inception respecting Subaccounts 12 and 150 were _______________ and ____________, respectively.

Supplemental Total Return Information

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Subaccount and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Subaccount's asset charges. However, it is assumed that the investment is NOT redeemed at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

         P(1 + T)to the power of n = EV

Where:   P = a hypothetical initial payment to the Separate Account of $1,000

             T = average annual total return

             n = number of years

             EV = the ending value of the $1,000 payment at the
                  end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Subaccounts. The ending value assumes that the policy is NOT redeemed at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the policy was redeemed at the end of the period.

The calculations of Supplemental Total Return includes the deduction of the $30 Annual Policy fee.

                                TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 1995
                                    (Assuming NO redemption of the investment)

                                                             Total Return for     Average Annual
                                                               year ended       Total Return since
       SUBACCOUNT                     NAME                     12/31/945           inception*
       ----------                     ----                     ---------           ----------
     Sub-Account 1                    Growth                     -1.26%                6.19%
     Sub-Account 2               Investment Grade                -4.33%                5.53%
     Sub-Account 3                 Money Market                   2.46%                2.27%
     Sub-Account 4                 Equity Index                  -0.38%                6.20%
     Sub-Account 5               Government Bond                 -2.29%                4.36%
     Sub-Account 6           Select Aggressive Growth            -3.69%               11.86%
     Sub-Account 7                Select Growth                  -2.89%                1.07%
     Sub-Account 8           Select Growth and Income            -0.70%                2.85%
     Sub-Account 9               Small Cap Value                 -7.84%                4.50%
     Sub-Account 11            Select Int'l. Equity                N/A                -4.40%
     Sub-Account 12        Select Capital Appreciation             N/A                  N/A
     Sub-Account 102                High Income                  -2.95%               12.18%
     Sub-Account 103               Equity-Income                  5.55%               12.75%
     Sub-Account 104                   Growth                    -1.43%               11.12%
     Sub-Account 105                  Overseas                    0.28%                6.43%
     Sub-Account 106               Asset Manager                   N/A                -2.29%
     Sub-Account 150            International Stock                N/A                  N/A
     Sub-Account 20            International Equity               1.20%                8.39%


* Inception  Returns  reflect  the  average  annual  total  return.  The date of inception  respecting  Subaccounts  1-5 and  102-105  was  9/3/91.  The  date of inception respecting Subaccounts 6-8 was 9/15/92. The date of inception respecting Subaccount 9 was 5/3/93. The date of inception respecting Subaccounts 11 and 106 was 5/1/94. The date of inception respecting Subaccount 20 was 5/3/93. The date of inception respecting Subaccounts 12 and 150 were _____________ and _____________, respectively.

         Yield and Effective Yield - Subaccount 3 (invests in the Money
                           Market Fund of the Trust)

Set forth below is yield and effective yield information for Subaccount 3 for the seven-day period ended December 31, 1995:

                                       Yield                      ______%
                                       Effective Yield            ______%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Subaccount at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

Subaccount 3 computes effective yield by compounding the unannualized base period return by using the formula:

      Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield do not reflect the $30 Annual Policy fee.


                              FINANCIAL STATEMENTS

Financial Statements are included for the Company and for the Subaccounts of Separate Account VA-K investing in the Underlying Funds.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          ----------------------------------

(a) Financial Statements

         Financial Statements Included in Part A
         ---------------------------------------
         None

         Financial Statements Included in Part B
         ---------------------------------------
         None - will be filed pursuant to Rule 466(b) on or before April 30, 1996.

         Financial Statements Included in Part C
         ---------------------------------------
         None

(b) Exhibits

Exhibit 1 -       Vote Authorizing Establishment of Registrant dated November 1,
                  1990  was   previously   filed  on  April  1,  1991,   and  is
                  incorporated herein by reference.

Exhibit 2 -       Not Applicable.  Pursuant to Rule 26a-2, the Insurance Company
                  may hold the assets of the Registrant not pursuant to a trust indenture or other such instrument.

Exhibit 3- Specimen Sales and Administrative Service Agreement, Schedule of Sales Commissions were previously filed on April 1, 1991, and are incorporated herein by reference.

Exhibit 4 -       Policy Form A was previously filed on October 20, 1993, and are incorporated herein by reference.
                  Specimen Generic Policy Form B

Exhibit 5 -       Application Form A was previously filed on October 20, 1993, and are incorporated herein by reference.
                  Specimen Generic Application Form B

Exhibit 6 -       The Depositor's Articles of Incorporation and Bylaws, as
                  amended were previously filed in its initial Registration
                  Statement and are incorporated by reference herein.

Exhibit 7 -       Not Applicable.

Exhibit 8 -       AUV  Calculation   Services  Agreement  with  The  Shareholder
                  Services Group dated March 31, 1995 was previously filed on May 1, 1995 and is incorporated herein by reference.

Exhibit 9 -       Consent and Opinion of Counsel.

Exhibit 10 -      Consent of Independent  Accountants will be filed pursuant to Rule 455(b) on or begore April 30, 1996.

Exhibit 11 -      None.

Exhibit 12 -      None.

Exhibit 14 -      Not Applicable.

Item 25.  Directors and Officers of the Depositor.
          ----------------------------------------

         The principal business address of all the following Directors and Officers is:
         440 Lincoln Street
         Worcester, Massachusetts 01653


      Name and Position                                  Principal Occupation
      -----------------                                  --------------------

Barry Z. Aframe                                 Vice President and Counsel, First Allmerica
Vice President and Counsel                      Financial Life Insurance Company

Abigail M. Armstrong                            Counsel, First Allmerica Life Insurance Company
Secretary and Counsel

Richard J. Baker                                Vice President and Secretary, First Allmerica Life
Director and Vice President                     Insurance Company

Whitworth F. Bird, Jr., M.D.                    Vice President and Medical Director, First Allmerica
Vice President and Medical Director             Financial Life Insurance Company

Alan R. Boyer                                   Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company of

Mark R. Colborn                                 Vice President, and Controller, First Allmerica Financial
Vice President and Controller                   Life Insurance Company

Lisa M. Coleman                                 Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Dix F. Davis                                    Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Bruce A. Emond                                  Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Edward W. Ford                                  Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Bruce H. Freedman                               Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Brian L. Hirst                                  Vice President and Actuary, First Allmerica Financial
Vice President and Actuary                      Life Insurance Company

Kruno Huitzingh                                 Vice President and Chief Information Officer, First
Vice President and Chief Information Officer    Allmerica Financial Life Insurance Company

John P. Kavanaugh                               Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company of America

John F. Kelly                                   Senior Vice President, General Counsel and Director, Assistant
Secretary                                       First Allmerica Financial Life Insurance Company

Richard H. Kremer                               Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Jeffrey P. Lagarce                              Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company

Joseph W. MacDougall, Jr.                       Vice President, Associate General Counsel, and
Vice President, Associate General Counsel       Assistant Secretary, First Allmerica Financial Life
and Assistant Secretary                         Insurance Company

William H. Mawdsley                             Vice President and Actuary, First Allmerica Financial
Vice President and Actuary                      Life Insurance and Annuity Company

Roderick A. McGarry, II                         Vice President, First Allmerica Financial Life Insurance
Vice President                                  Company




John W. Nunley                                        Vice President, First Allmerica Financial Life Insurance
Vice President                                        and Annuity Company

John F. O'Brien                                       Director, President and Chief Executive Officer, First
Director and Chairman of the Board                    Allmerica Financial Life Insurance Company

Edward J. Parry, III                                  Vice President and Treasurer, First Allmerica Financial
Vice President and Treasurer                          Life Insurance Company


Richard M. Reilly                                     Vice President, First Allmerica Financial Life Insurance
Director, President and CEO                           Company

Henry P. St. Cyr                                      Vice President and Assistant Treasurer, First Allmerica
Vice President and Assistant Treasurer                Financial Life Insurance Company

Eric Simonsen                                         Vice President and Chief Financial Officer, First Allmerica
Director, Vice President and Chief                    Financial Life Insurance Company
Financial Officer

Ann K. Tripp                                          Vice President, First Allmerica Financial Life Insurance
Vice President                                        Company

Jerome F. Weihs                                       Vice President, First Allmerica Financial Life Insurance
Vice President                                        Company

Diane E. Wood                                         Vice President, First Allmerica Financial Life Insurance
Vice President                                        Company


Item 26.  Persons Under Common Control with Registrant.
          ---------------------------------------------
          See attached organization chart.


                     FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                     ------------------------------------------------


         NAME                                        ADDRESS                            TYPE OF BUSINESS
         ----                                        -------                            ----------------


AAM Equity Fund                                  440 Lincoln Street                   Massachusetts Grantor
                                                 Worcester MA 01653                     Trust

Allmerica Asset Management, Inc.                 440 Lincoln Street                   Investment advisory
                                                 Worcester MA 01653                     services

Allmerica Employees Insurance                    440 Lincoln Street                   Insurance Agency
   Agency, Inc.                                  Worcester MA 01653

Allmerica Financial Life Insurance               440 Lincoln Street                   Life insurance, accident
and Annuity Company                              Worcester MA 01653                     & health insurance,
                                                                                        annuities, variable
                                                                                        annuities and variable
                                                                                        life insurance

Allmerica Financial Services                     440 Lincoln Street                   Insurance Agency
   Insurance Agency, Inc.                        Worcester, MA 01653

Allmerica Funds                                  440 Lincoln Street                   Investment Company
                                                 Worcester MA 01653

Allmerica Institutional Services, Inc.           440 Lincoln Street                   Accounting, marketing
                                                 Worcester MA 01653                     and shareholder
                                                                                        services for investment
                                                                                        companies

Allmerica Investment Services, Inc.              440 Lincoln Street                   Holding Company
(formerly Allmerica Financial                    Worcester, MA 01653
   Services, Inc.)

*


Allmerica Investment Management                  440 Lincoln Street                   Investment Advisory
   Company, Inc.                                 Worcester MA 01653                     Services

Allmerica Investments, Inc.                      440 Lincoln Street                   Securities, retail broker-
                                                 Worcester MA 01653                     dealer

Allmerica Investment Trust                       440 Lincoln Street                   Investment Company
   (formerly SMA Investment Trust)               Worcester MA 01653

Allmerica Property and Casualty                  440 Lincoln Street                   Holding Company
   Companies, Inc.                               Worcester MA 01653

Allmerica Realty Advisors, Inc.                  440 Lincoln Street                   Investment Advisory
                                                 Worcester MA 01653                     services

Allmerica Securities Trust                       440 Lincoln Street                   Investment Company
                                                 Worcester MA 01653

Allmerica Services, Inc.                         440 Lincoln Street                   Service Company
                                                 Worcester MA 01653

Allmerica Trust Company, N.A.                    440 Lincoln Street                   Limited purpose national
                                                 Worcester MA 01653                     trust company

AMGRO, Inc.                                      472 Lincoln Street                   Premium financing
                                                 Worcester MA 01653

APC Funding Corp.                                440 Lincoln Street                   Special purpose funding
                                                 Worcester MA 01653                     vehicle for commercial
                                                                                        paper

Beltsville Drive Limited                         440 Lincoln Street                   Real estate partnership
   Partnership                                   Worcester MA 01653

Citizens Corporation                             440 Lincoln Street                   Holding Company
                                                 Worcester MA 01653

Citizens Insurance Company of America            645 West Grand River                 Multi-line fire &
                                                 Howell MI 48843                        casualty insurance


Citizens Insurance Company of Ohio               645 West Grand River                 Multi-line fire &
                                                 Howell MI 48843                        casualty insurance

Citizens Management, Inc.                        645 West Grand River                 Services management
                                                 Howell MI 48843                        company

Greendale Special Placements Fund                440 Lincoln Street                   Massachusetts Grantor
                                                 Worcester MA 01653                     Trust

The Hanover American Insurance                   100 North Parkway                    Multi-line fire &
   Company                                       Worcester MA 01653                     casualty insurance

The Hanover Insurance Company                    100 North Parkway                    Multi-line fire &
                                                 Worcester MA 01605                     casualty insurance

Hanover Texas Insurance                          801 East Campbell Road               Incorporated Branch
   Management Company, Inc.                      Richardson TX  75081                   Office of The Hanover
                                                                                        Insurance Company
                                                                                        Attorney-in-fact for
                                                                                        Hanover Lloyd's
                                                                                        Insurance Company

Hanover Lloyd's Insurance Company                801 East Campbell Road               Multi-line fire &
                                                 Richardson TX 75081                    casualty insurance



Hollywood Center, Inc.                           440 Lincoln Street                   General business
                                                 Worcester MA 01653                     corporation

Linder Skokie Real Estate                        440 Lincoln Street                   General business
   Corporation                                   Worcester MA 01653                     corporation

Lloyds Credit Corporation                        440 Lincoln Street                   Premium financing
                                                 Worcester MA 01653                     service franchises

Logan Wells Water Company, Inc.                  603 Heron Drive                      Water Company, serving
                                                 Bridgeport NJ 08014                    land development
                                                                                        investment

Massachusetts Bay Insurance                      100 North Parkway                    Multi-line fire &
   Company                                       Worcester MA 01653                     casualty

SMA Financial Corp.                              440 Lincoln Street                   Holding Company
                                                 Worcester MA 01653

Somerset Square, Inc.                            440 Lincoln Street                   General business
                                                 Worcester MA 01653                     corporation

Sterling Risk Management Services, Inc.          100 North Parkway                    Risk management
                                                 Worcester MA 01605                     services


Item 27.  Number of Contract owners.
          --------------------------

     As of December 31, 1995, there were ______ Contract holders of qualified Contracts and _______ Contract holders of non-qualified Contracts.


Item 28.  Indemnification.
          ----------------

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.


Item 29.  Principal Underwriters.
          -----------------------

(a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

       - VEL Account, VEL II Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-P, Allmerica Select Separate Account, and Inheiritage Account of Allmerica Financial Life Insurance and Annuity Company

       - Separate Account I, VA-K, VA-P, Allmerica Select Separate Account, VEL II Account and Inheiritage Account of First Allmerica

       - Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

                                                      Position or Office
       Name                                            with Underwriter
       ----                                            ----------------

Abigail M. Armstrong                                 Secretary and Counsel

Philip J. Coffey                                     Vice President

Bob A. Freelove                                      Vice President

John F. Kelly                                        Director

John F. O'Brien                                      Director

Stephen Parker                                       President and CEO

Edward J. Parry, III                                 Treasurer

Richard M. Reilly                                    Director

Eric A. Simonsen                                     Director

Ronald K. Smith                                      Vice President

Mark Steinberg                                       Senior Vice President

Robert T. Stemple                                    Vice President and
                                                       Controller



Item 30.  Location of Accounts and Records.
          ---------------------------------

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts or on behalf of the Company by First Data Investor Services Group, Inc. at 4400 Computer Drive, Westboro, Massachusetts 01581.

Item 31.  Management Services.
          --------------------

Effective March 31, 1995, the Company has engaged The Shareholder Services Group, Inc., 53 State Street, Boston, Massachusetts to provide daily unit value calculations and related services for the Company's separate accounts.

Item 32.  Undertakings.
          -------------

(a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

(C) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

(d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 33.  Representations  Concerning Withdrawal  Restrictions on Section 403(b)
          ----------------------------------------------------------------------
Plans and under the Texas Optional Retirement Program.
------------------------------------------------------

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11).
Registrant has taken the following steps in reliance on the letter:

1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

4. A signed statement acknowledging the participant's understanding of (I) the restrictions on redemption imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                  EXHIBIT TABLE


Exhibit 4 -     Specimen Generic Policy Form B

Exhibit 5 -     Specimen Generic Application Form B

Exhibit 9 -     Consent and Opinion of Counsel